     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 30, 1998


                                File No. 2-89729
                                File No. 811-3980
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]


                       POST-EFFECTIVE AMENDMENT NO. 48                 [x]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


                              AMENDMENT NO. 51                         [x]


                                    MAS FUNDS
                           --------------------------
                           (Exact Name of Registrant)

      c/o Miller Anderson & Sherrerd, LLP
               One Tower Bridge
                 P.O. Box 868
             West Conshohocken, PA                                 19428-0868
    ----------------------------------------                       ----------
    (Address of Principal Executive Offices)                       (Zip Code)

       Registrant's Telephone Number, including Area Code: (610) 940-5065
                                                           --------------

                              Ms. Lorraine Truten
                                One Tower Bridge
                        West Conshohocken, PA 19428-0868
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:


                           John H. Grady, Jr. Esquire
                           Morgan, Lewis & Bockius LLP
                               1800 M Street, N.W.
                             Washington, D.C. 20036
--------------------------------------------------------------------------------
     Title of Securities Being Registered . . . Units of Beneficial Interest

--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)



    _X_     Immediately upon filing pursuant to paragraph (b), or
    ___     On [date] pursuant to paragraph (b), or
    ___     60 days after filing pursuant to paragraph (a), or
    ___     On [date] pursuant to paragraph (a) of Rule 485, or
    ___     75 days after filing pursuant to paragraph (a) of Rule 485.
--------------------------------------------------------------------------------

                                    MAS FUNDS

                         POST-EFFECTIVE AMENDMENT NO. 48
                              CROSS REFERENCE SHEET

N1-A ITEM NO.                                               LOCATION
================================================================================
PART A

 Item 1.   Cover Page                                       Cover Page
 Item 2.   Synopsis                                         Prospectus Summary
 Item 3.   Condensed Financial Information                  Not Applicable
 Item 4.   General Description of Registrant                Investment Limitations; Portfolio
                                                            Summary;  Prospectus Glossary:
                                                            Strategies and Investments; Risk
                                                            Factors; Fund Expenses; General
                                                            Shareholder Information; Other
                                                            Information
 Item 5.   Management of the Fund                           Investment Adviser; Administrative
                                                            Services; Shareholder Services;
                                                            General Distribution Agent; Portfolio
                                                            Management; Trustees and Officers;
                                                            Other Information
 Item 6.   Capital Stock and Other Securities               Dividends, Capital Gains,
                                                            Distributions and Taxes; Valuation of
                                                            Shares; Portfolio Transactions; Other
                                                            Information
 Item 7.   Purchase of Securities Being Offered             Purchase of Shares; Redemption of
                                                            Shares
 Item 8.   Redemption or Repurchase                         Purchase of Shares; Redemption of
                                                            Shares
 Item 9.   Pending Legal Proceedings                        Litigation

PART B

 Item 10.   Cover Page                                       Cover Page
 Item 11.   Table of Contents                                Table of Contents
 Item 12.   General Information and History                  Business History

N1-A ITEM NO.                                                     LOCATION
=========================================================================================================
Item 13.   Investment Objectives and Policies                  Investment Objectives and Policies;
                                                               Investment Limitations; Appendix:
                                                               Description of Securities and Ratings
Item 14.   Management of the Registrant                        Management of the Fund
Item 15.   Control Persons and Principal
               Holders of Securities                           Management of the Fund
Item 16.   Investment Advisory and Other
               Services                                        Investment Adviser; Shareholder
                                                               Services; Distributor For Fund;
Item 17.   Brokerage Allocation                                Portfolio Transactions
Item 18.   Capital Stock and Other Securities                  General Information - Description of
                                                               Shares and Voting Rights
Item 19.   Purchase, Redemption, and Pricing
           of Securities Being Offered                         Purchase of Shares; Redemption of
                                                               Shares
Item 20.   Tax Status                                          Tax Considerations
Item 21.   Underwriters                                        Distributor for Funds
Item 22.   Calculation of Yield Quotations                     Computation of Yield and Calculation
                                                               of Total Return; Performance
                                                               Information
Item 23.   Financial Statements                                Financial Statements

Part C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

----------------------------------------------INSTITUTIONAL CLASS PROSPECTUS----
   MAS
--------
MAS FUNDS

                             NY Municipal Portfolio
                                 March 27, 1998

--------------------------------------------------------------------------------
Client Services: 1-800-354-8185    Prices and Investment Results: 1-800-522-1525
--------------------------------------------------------------------------------


MAS Funds (the "Fund") is a no-load mutual fund consisting of twenty-eight portfolios, one of which is described in this Prospectus. This Prospectus offers the Institutional Class Shares of the NY Municipal Portfolio (the "portfolio").

--------------------------------------------------------------------------------
The portfolio may invest to varying degrees, in high yield, high risk securities which are speculative with regard to payment of interest and return of principal (commonly referred to as junk bonds): therefore, investments in these portfolios may not be suitable for all investors. See High Yield Investing in the Glossary of Strategies for additional information regarding certain risks associated with investment in such securities.
--------------------------------------------------------------------------------

                            PORTFOLIO PAGE REFERENCE


               How to Use This Prospectus:               3


               Portfolio Summary:                        8

               Prospectus Glossary:
                 Strategies                              9
                 Investments                            11


               General Shareholder
                Information:                            23


               Table of Contents:                Back Cover


--------------------------------------------------------------------------------
This Prospectus, which should be retained for future reference, sets forth concisely information that you should know before you invest. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated March 27, 1998 as revised from time to time, and has been incorporated by reference into this Prospectus. A copy of the Statement may be obtained, without charge, by writing to the Fund or by calling the Client Services Group at the telephone number shown above.
--------------------------------------------------------------------------------

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES
        AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
   THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 MILLER
 ANDERSON
_& SHERRERD, LLP_ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185__

EXPENSE SUMMARY - INSTITUTIONAL CLASS SHARES

The following tables illustrate the various expenses and fees that a shareholder for the portfolio will incur either directly or indirectly. The Adviser may from time to time waive fees or reimburse expenses thereby reducing total operating expenses. The annual expenses and fees set forth below are estimated based upon the portfolio attaining certain average asset levels.


        Shareholder Transaction Expenses:
        Sales Load Imposed on Purchases                               None
        Sales Load Imposed on Reinvested Dividends                    None
        Redemption Fees                                               None
        Exchange Fees                                                 None

        Annual Fund Operating Expenses:
        (as a percentage of average net assets after fee waivers)
        12b-1 Fees                                                    None
        Shareholder Servicing Fee                                     None




                           Investment                                Total
                            Advisory              Other            Operating
   Portfolio                  Fees              Expenses           Expenses
--------------            ----------            ---------          ----------
NY Municipal                0.288%*               0.212%             0.500%

* Until further notice, the Adviser has agreed to waive its advisory fees and/or reimburse certain other expenses to the extent necessary to keep Total Operating Expenses actually deducted from portfolio assets from exceeding 0.50%. Absent such waivers and/or reimbursement by the Adviser, estimated Total Operating Expenses would be 0.587%.




--------------------------------------------------------------------------------
MAS Funds - 2          Terms in bold type are defined in the Prospectus Glossary

EXAMPLE


The purpose of this table is to assist in understanding the various expenses that a shareholder in the portfolio will bear directly or indirectly. The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Because the portfolio has less than 10 months of operations, only 1 and 3 year examples are shown.




   Portfolio                       1 year                     3 year
--------------------------------------------------------------------------------
NY Municipal                         $5                        $16

--------------------------------------------------------------------------------

HOW TO USE THIS PROSPECTUS

A PROSPECTUS SUMMARY begins on page 4;

A description of YIELD AND TOTAL RETURN begins on page 6;

GENERAL INFORMATION including INVESTMENT LIMITATIONS begins on page 6;

A SUMMARY PAGE for the portfolio's Objective, Policies and Strategies begins on page 8;

The PROSPECTUS GLOSSARY which defines specific Allowable Investments, Policies and Strategies printed in bold type throughout this Prospectus begins on page 9; and

GENERAL SHAREHOLDER INFORMATION begins on page 23.

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary          MAS Funds - 3

SUMMARY INFORMATION


The following information should be read in conjunction with the other information about the portfolio.


OBJECTIVE: The portfolio seeks to achieve its investment objective relative to the universe of securities in which it is authorized to invest and, accordingly, the total return or current income achieved by the portfolio may not be as great as that achieved by another portfolio that can invest in a broader range of securities. The portfolio will seek to produce total return by actively trading portfolio securities. The objective of the portfolio is fundamental and may only be changed with approval of holders of a majority of the shares of the portfolio. The achievement of the portfolio's objective cannot be assured.


The NY Municipal Portfolio is Non-Diversified for purposes of the Investment Company Act of 1940 (the "1940 Act"), meaning that it may invest a greater percentage of assets in the securities of one issuer than a diversified portfolio could.


RISK FACTORS: Prospective investors in the portfolio should consider the following factors as they apply to the portfolio's allowable investments and policies. See the Prospectus Glossary for more information on terms printed in bold type:


o The portfolio may invest in Repurchase Agreements, which entail a risk of loss should the seller default in its obligation to repurchase the security which is the subject of the transaction;


o The portfolio may participate in a Securities Lending program which entails a risk of loss should a borrower fail financially;


o Fixed-Income Securities will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the portfolio. The value of Fixed-Income Securities can be expected to vary inversely to changes in prevailing interest rates, i.e., as interest rates decline, market value tends to increase and vice versa. Certain Fixed-Income Securities may be highly sensitive to interest rate changes, and highly sensitive to the rate of principal payments (including prepayments on underlying mortgage assets). Investments in securities rated below investment grade, generally referred to as High Yield, high risk or junk bonds, carry a high degree of credit risk and are considered speculative by the major rating agencies;


o Investments in foreign securities involve certain special considerations which are not typically associated with investing in U.S. companies. The portfolio may also engage in foreign currency exchange transactions. See Forwards, Futures & Options, and Swaps;


o Securities purchased on a When-Issued basis may decline or appreciate in market value prior to their actual delivery to the portfolio;

--------------------------------------------------------------------------------
MAS Funds - 4          Terms in bold type are defined in the Prospectus Glossary

o The portfolio may invest a portion of its assets in Derivatives including Futures & Options. Futures contracts, options and options on futures contracts entail certain costs and risks, including imperfect correlation between the value of the securities held by the portfolio and the value of the particular derivative instrument, and the risk that the portfolio could not close out a futures or options position when it would be most advantageous to do so;


o The portfolio may invest in certain instruments such as Forwards, certain types of Futures & Options, certain types of Mortgage Securities and When-Issued Securities which require the portfolio to segregate some or all of its cash or liquid securities to cover its obligations pursuant to such instruments. As asset segregation reaches certain levels, the portfolio may lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations and may be forced to sell other securities that it wanted to retain or to realize unintended gains or losses; and


o From time to time Congress has considered proposals to restrict or eliminate the tax-exempt status of Municipals. If such proposals were enacted in the future, the NY Municipal Portfolio would reconsider its investment objectives and policies.


HOW TO INVEST: Institutional Class Shares of the portfolio are available to clients of the Adviser with combined investments of $5,000,000 and Shareholder Organizations who have a contractual arrangement with the Fund or the Fund's Distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. Shares are offered directly to investors without a sales commission at the net asset value of the portfolio next determined after receipt of the order. Purchases of Shares may be made by sending investments directly to the Fund, subject to acceptance by the Fund. The Fund also offers Investment and Adviser Class Shares which differ from the Institutional Class Shares in expenses charged and purchase requirements. Further information relating to the other classes may be obtained by calling 800-354-8185.

HOW TO REDEEM: Shares of the portfolio may be redeemed at any time at the net asset value of the portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. See Redemption of Shares and Shareholder Services.

THE FUND'S INVESTMENT ADVISER: Miller Anderson & Sherrerd, LLP (the "Adviser" or "MAS") is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of Morgan Stanley, Dean Witter, Discover & Co. and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment counseling services to employee benefit plans, endowments, foundations and other institutional investors, and as of December 31, 1997 had in excess of $59.4 billion in assets under management.

THE FUND'S DISTRIBUTOR: MAS Fund Distribution, Inc. (the "Distributor") provides distribution services to the Fund.


--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary          MAS Funds - 5

YIELD AND TOTAL RETURN

From time to time the portfolio advertises its yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return reflects changes in the price of the portfolio's shares and assumes that any income dividends and/or capital gain distributions made by the portfolio during the period were reinvested in additional shares of the portfolio. Figures will be given for one-, five- and ten-year periods ending with the most recent calendar quarter-end (if applicable), and may be given for other periods as well (such as from commencement of the portfolio's operations).


The yield of the portfolio is computed by dividing the net investment income per share (using the average number of shares entitled to receive dividends) earned during the 30-day period stated in the advertisement by the closing price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes as expenses of the portfolio all recurring fees and any non-recurring charges for the period stated.


The portfolio may also advertise or quote tax-equivalent yields and after-tax total returns. A tax-equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the portfolio's tax-free yield. This is done by increasing the portfolio's yield (computed as above) by the amount necessary to reflect the payment of Federal income tax and New York income taxes at a tax rate stated in the advertisement or quote. An after-tax return reflects the average annual or cumulative change in value over the measuring period after the deduction of taxes at rates stated in the advertisement or quote.


The performance of the portfolio may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, returns of other investment advisers and mutual funds, and various indices as further described in the Statement of Additional Information.


The Annual Report to Shareholders of the Fund for the Fund's most recent fiscal year-end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge upon request by writing to the Fund or calling the Client Services Group at the telephone number shown on the front cover of this Prospectus.



GENERAL INFORMATION


Suitability: The portfolio is designed for long-term investors who can accept the risks entailed in investing in the bond market, and is not meant to provide a vehicle for playing short-term swings in the market. Investments in the portfolio are suitable for taxable investors who would benefit from the portfolio's tax-exempt income.


Securities Lending: The portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the portfolio will not loan its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

--------------------------------------------------------------------------------
MAS Funds - 6          Terms in bold type are defined in the Prospectus Glossary

Illiquid Securities/Restricted Securities: The portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to
Section 4(2) under the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Fund's Board of Trustees.


Turnover: The Adviser manages the portfolio generally without regard to restrictions on portfolio turnover. In general, the portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held.


Cash Equivalents/Temporary Defensive Investing: Although the portfolio intends to remain substantially fully invested, a small percentage of the portfolio's assets are generally held in the form of Cash Equivalents in order to meet redemption requests and otherwise manage the daily affairs of the portfolio. In addition, the portfolio may, when the Adviser deems that market conditions are such that a temporary defensive approach is desirable, invest in Cash Equivalents or the Fixed-Income Securities listed for the portfolio without limit. In addition, the Adviser may, for temporary defensive purposes, increase or decrease the average weighted maturity or duration of the portfolio without regard to the portfolio's usual average weighted maturity.


Concentration: Concentration is defined as investment of 25% or more of the portfolio's total assets in the securities of issuers operating in any one industry. Except as provided in the portfolio's specific investment policies or as detailed in the Investment Limitations, the portfolio will not concentrate investments in any one industry.


Investment Limitations: The portfolio is subject to certain limitations designed to reduce its exposure to specific situations. One such limitation is that the portfolio will comply with the diversification requirements imposed by Sub-Chapter M of the Internal Revenue Code. This and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the shares of the portfolio. Other investment limitations described here and in the Statement of Additional Information are not fundamental policies meaning that the Board of Trustees may change them without shareholder approval. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.


--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary          MAS Funds - 7

NY Municipal Portfolio
(a non-diversified portfolio)


Objective:      To realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax, New York State and New York City personal income tax by investing in a non-diversified portfolio of fixed-income securities.


Approach:       The Adviser varies portfolio structure--the average duration and maturity and the amount of the portfolio invested in various types of fixed-income securities--according to its outlook for interest rates and its analysis of the risks and rewards offered by different classes of bonds. The portfolio will invest in federally or New York State/City taxable bonds only in cases where MAS believes they improve the risk/reward profile of the portfolio on an after-tax basis for New York
                State/City residents.


Policies:       Generally at least 80% invested in Municipal Securities
                Generally at least 65% invested NY Municipal Securities
                Derivatives may be used to pursue portfolio strategy


Quality Specifications: 80% Investment Grade Securities
                Up to 20% High Yield


Maturity and Duration: Average weighted maturity generally between 5 and 10 years



Allowable       Agencies                    Emerging Markets Issuers    Investment Companies           Structured Investments
Investments:    Asset-Backeds               Floaters                    Investment Grade Securities    Structured Notes
                Brady Bonds                 Foreign Bonds               Mortgage Securities            Swaps
                Cash Equivalents            Foreign Currency            Municipals                     Taxable Investments
                CMOs                        Forwards                    NY Municipals                  U.S. Governments
                Convertibles                Futures & Options           Preferred Stock                When-Issued
                Corporates                  High Yield                  Repurchase Agreements          Yankees
                Derivatives                 Inverse Floaters            SMBS                           Zero Coupons
                Eastern European Issuers

Comparative Index: A weighted blend of quarterly returns compiled by the
                   Adviser using:

                   50% Lehman 5-Year Municipal Bond Index
                   50% Lehman 10-Year Municipal Bond Index


Strategies:        Municipals Management
                   Maturity and Duration Management
                   Value Investing
                   High Yield Investing
                   Mortgage Investing
                   Non-Diversified Status


Portfolio Management
Team:              Kenneth B. Dunn, Steven K. Kreider and Scott F. Richard

--------------------------------------------------------------------------------
MAS Funds - 8          Terms in bold type are defined in the Prospectus Glossary

PROSPECTUS GLOSSARY

CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS


STRATEGIES


High Yield Investing: Involves investing in High Yield securities based on the Adviser's analysis of economic and industry trends and individual security characteristics. The Adviser conducts credit analysis for each security considered for investment to evaluate its attractiveness relative to its risk. A high level of diversification is also maintained to limit credit exposure to individual issuers.


To the extent the portfolio invests in High Yield securities, it will be exposed to a substantial degree of credit risk. Lower-rated bonds are considered speculative by traditional investment standards. High Yield securities may be issued as a consequence of corporate restructuring or similar events. Also, High Yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.


The market for High Yield securities is still relatively new. Because of this, a long-term track record for bond default rates does not exist. In addition, the secondary market for high yield securities is generally less liquid than that for investment grade corporate securities. In periods of reduced market liquidity, high yield bond prices may become more volatile, and both the high yield market and the portfolio may experience sudden and substantial price declines. This lower liquidity might have an effect on the portfolio's ability to value or dispose of such securities. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, the portfolio may find it difficult to value its securities accurately. The portfolio may also be forced to sell securities at a significant loss in order to meet shareholder redemptions. These factors add to the risks associated with investing in High Yield securities.


High yield bonds may also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors.


Certain types of high yield bonds are non-income paying securities. For example, Zero Coupons pay interest only at maturity and payment-in-kind bonds pay interest in the form of additional securities. Payment in the form of additional securities, or interest income recognized through discount accretion, will, however, be treated as ordinary income which will be distributed to shareholders even though the portfolio does not receive periodic cash flow from these investments.


Maturity and Duration Management: One of two primary components of the Adviser's fixed-income investment strategy is maturity and duration management. The maturity and duration structure of a portfolio investing in

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary          MAS Funds - 9

Fixed-Income Securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See Value Investing for a description of the second primary component of the Adviser's fixed-income strategy.


About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.


Duration is a measure of the expected life of a Fixed-Income Security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of Fixed-Income Securities. Duration is a measure of the expected life of a Fixed-Income Security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any Fixed-Income Security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a Fixed-Income Security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.


There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Mortgage Investing: At times it is anticipated that a substantial portion of the portfolio's assets may be invested in mortgage-related securities. These include Mortgage Securities, which represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Fannie Mae, other government agencies, and private issuers. It is expected that the portfolio's primary emphasis will be on Mortgage Securities issued by the various Government-related organizations. However, the portfolio may invest, without limit, in Mortgage Securities issued


--------------------------------------------------------------------------------
MAS Funds - 10         Terms in bold type are defined in the Prospectus Glossary
by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment quality.

Municipals Management: MAS manages the portfolio in a total return context. This means that Taxable Investments will regularly be included in the portfolio when they have an attractive prospective after-tax total return, regardless of the taxable nature of income on the security.

MAS Municipals Management emphasizes a non-diversified portfolio of high grade municipal debt securities. Under normal circumstances, the portfolio will invest at least 65% of net assets in New York Municipal Securities, 80% of net assets in Municipal Securities (including AMT Bonds) and at least 80% will be Investment Grade Securities.

Under normal conditions, the portfolio may hold up to 20% of net assets in U.S. Governments, Agencies, Corporates, Cash Equivalents, Preferred Stocks, Mortgage Securities, Asset-Backeds, Floaters, Inverse Floaters and other Fixed-Income Securities (collectively "Taxable Investments").

Non-Diversified Status: The portfolio is classified as a non-diversified investment company under the 1940 Act. Non-diversified portfolios may invest more than 25% of assets in securities of individual issuers representing greater than 5% each of a portfolio's total assets, whereas diversified investment companies may only invest up to 25% of assets in positions of greater than 5%. Both diversified and non-diversified portfolios are subject to diversification specifications under the Internal Revenue Code of 1986, as amended, which require that, as of the close of each fiscal quarter, (i) no more than 25% of a portfolio's total assets may be invested in the securities of a single issuer (except for U.S. Government securities) and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (except for U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer. Because of its non-diversified status, the portfolio may be subject to greater issuer risk than a diversified investment company.

Value Investing: One of two primary components of the Adviser's fixed-income strategy is value investing, whereby MAS seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit the portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged. See Maturity and Duration Management for a description of the other key component of MAS's fixed-income investment strategy.



INVESTMENTS


The portfolio may invest in the securities defined below in accordance with its listing of Allowable Investments and any quality or policy constraints.



Agencies: are securities which are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally-sponsored agency such as the Student Loan Marketing Association or any of several other agencies.

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Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 11
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Asset-Backeds: are securities collateralized by shorter term loans such as automobile loans, home equity loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. Due to amortization, the average life for these securities is also the conventional proxy for maturity.


Possible Risks: Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


Brady Bonds: are debt obligations which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market. For further information on these securities, see the Statement of Additional Information. The portfolio will only invest in Brady Bonds consistent with quality specifications.


Cash Equivalents: are short-term fixed-income instruments comprising:


(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).


The portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve expropriation, political, social, currency rate, exchange control, and other risks associated with foreign investments and holding assets abroad.


The portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the portfolio.

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MAS Funds - 12         Terms in bold type are defined in the Prospectus Glossary
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(2) The portfolio may invest in commercial paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);


(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);


(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;


(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and


(6) Repurchase Agreements collateralized by securities listed above.


CMOs--Collateralized Mortgage Obligations: are Derivatives which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.


Possible Risks: Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


Like bonds in general, Mortgage Securities will generally decline in price when interests rates rise. Rising interest rates also tend to discourage refinancings of home mortgages with the result that the average life of Mortgage Securities held by a portfolio may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. In part to compensate for these risks, mortgages will generally offer higher yields than comparable bonds. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates.

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Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 13

Convertibles: are convertible bonds or shares of convertible Preferred Stock which may be exchanged for a fixed number of shares of common stock at the purchaser's option.


Corporates--Corporate bonds: are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The portfolio will buy Corporates subject to its quality constraints. If a security held by the portfolio is down-graded, the portfolio may retain the security if the Adviser deems retention of the security to be in the best interests of the portfolio.


Derivatives: A financial instrument whose value and performance are based on the value and performance of another security or financial instrument. The Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the portfolio. The Adviser will not use derivatives to increase portfolio risk above the level that could be achieved in the portfolio using only traditional investment securities. In addition, the Adviser will not use derivatives to acquire exposure to changes in the value of assets or indexes of assets that are not listed in the applicable Allowable Investments for the portfolio. Any applicable limitations are described under each investment definition. The portfolio may enter into over-the-counter derivatives transactions (Swaps, Caps, Floors, Puts, etc., but excluding CMOs, Forwards, Futures and Options, and SMBS) with counterparties approved by MAS in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to CMOs, Forwards, Futures and Options, SMBS, Structured Investments, Structured Notes and Swaps.


Eastern European Issuers: The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes during the 1940's, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that the portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.


Emerging Markets Issuers: An emerging market security is one issued by a company that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. Investing in emerging markets may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

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MAS Funds - 14         Terms in bold type are defined in the Prospectus Glossary
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Fixed-Income Securities: Commonly include but are not limited to U.S.
Governments, Zero Coupons, Agencies, Corporates, High Yield, Mortgage
Securities, SMBS, CMOs, Asset-Backeds, Convertibles, Brady Bonds, Floaters, Inverse Floaters, Cash Equivalents, Repurchase Agreements, Preferred Stock and Foreign Bonds.


Floaters--Floating and Variable Rate Obligations: are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.


Foreign Bonds: are Fixed-Income Securities denominated in foreign currency and issued and traded primarily outside of the U.S., including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign Mortgage Securities and various other mortgage and asset-backed securities.


Foreign Currency: A portfolio investing in foreign securities and will regularly transact security purchases and sales in foreign currencies. The portfolio may hold foreign currency or purchase or sell currencies on a forward basis (see Forwards).


Forwards--Forward Foreign Currency Exchange Contracts: are Derivatives which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they establish an exchange rate at a future date. Also, although such contracts can minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.


The portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the portfolio may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the portfolio has or expects to have portfolio exposure. The portfolio may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. The portfolio's entry into forward contracts, as well as any use of cross or proxy hedging techniques will generally require the portfolio to hold liquid securities or cash equal to the portfolio's obligations in a segregated account throughout the duration of the contract.


The portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic

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Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 15
securities. For example, in lieu of purchasing a foreign bond, the portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.


There is a risk in adopting a transaction hedge or position hedge to the extent that the value of a security denominated in foreign currency is not exactly matched with the portfolio's obligation under the forward contract. On the date of maturity, the portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. For proxy hedges, cross hedges, or a synthetic position, there is an additional risk in that those transactions create residual foreign currency exposure. When the portfolio enters into a forward contract for purposes of creating a position hedge, transaction hedge, cross hedge, or a synthetic security, it will generally be required to hold liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.


Futures & Options--Futures Contracts, Options on Futures Contracts and
Options: are Derivatives. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.


The portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets. It will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.


Possible Risks: The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the securities held by the portfolio and the prices of futures and options relating to the stocks, bonds or futures contracts purchased or sold by a portfolio; and
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the portfolio's ability to execute futures and options strategies. Additional risks associated with options transactions are (i) the risk that an option will expire worthless; (ii) the risk that the issuer of an over-the-counter option will be unable to fulfill its obligation to the portfolio due to bankruptcy or related circumstances; (iii) the risk that options may exhibit greater short-term price volatility than the underlying security; and (iv) the risk that the portfolio may be forced to forego participation in the appreciation of the value of underlying securities, futures contracts or currency due to the writing of a call option.


High Yield: High yield securities are generally considered to be Corporates, Preferred Stocks, and Convertibles rated Ba through C by Moody's or BB through D by Standard & Poor's, and unrated securities considered to be

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MAS Funds - 16         Terms in bold type are defined in the Prospectus Glossary
of equivalent quality. Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as junk bonds or high yield, high risk securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. The following are excerpts from the Moody's and Standard & Poor's definitions for speculative-grade debt obligations:

        Moody's: Ba-rated bonds have "speculative elements" so their future "cannot be considered assured," and protection of principal and interest is "moderate" and "not well safeguarded during both good and bad times in the future." B-rated bonds "lack characteristics of a desirable investment" and the assurance of interest or principal payments "may be small." Caa-rated bonds are "of poor standing" and "may be in default" or may have "elements of danger with respect to principal or interest." Ca-rated bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C-rated bonds are the "lowest rated" class of bonds, and issues so rated can be regarded as having "extremely poor prospects" of ever attaining any real investment standing.

        Standard & Poor's: BB-rated bonds have "less near-term vulnerability to default" than B- or CCC-rated securities but face "major ongoing uncertainties . . . which may lead to inadequate capacity" to pay interest or principal. B-rated bonds have a "greater vulnerability to default than BB-rated bonds and the ability to pay interest or principal will likely be impaired by adverse business conditions." CCC-rated bonds have a currently identifiable "vulnerability to default" and, without favorable business conditions, will be "unable to repay interest and principal." C - The rating C is reserved for income bonds on which "no interest is being paid." D - Debt rated D is in "default", and "payment of interest and/or repayment of principal is in arrears."


While these securities offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuing corporation when compared to investment grade bonds.


The risks posed by securities issued under such circumstances are substantial. If a security held by the portfolio is downgraded, the portfolio may retain the security.


Inverse Floaters--Inverse Floating Rate Obligations: are Fixed-Income Securities, which have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some Inverse Floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an Inverse Floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

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Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 17
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Investment Companies: The portfolio is permitted to invest in shares of other open-end or closed-end investment companies. The 1940 Act generally prohibits the portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.


To the extent the portfolio invests a portion of its assets in Investment Companies, those assets will be subject to the expenses of the investment company as well as to the expenses of the portfolio itself. The portfolio may not purchase shares of any affiliated investment company except as permitted by SEC rule or order.


Investment Grade Securities: are those (a) rated by one or more nationally recognized statistical rating organizations (NRSRO) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's) or Fitch Investors Service, Inc., (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)); (b) guaranteed by the U.S. Government or a private organization; or (c) considered by the Adviser to be investment grade quality. Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage Securities, including mortgage pass-throughs and CMOs, deemed investment grade by the Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality. The Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the portfolio. The portfolio may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.


Mortgage Securities: Mortgage-backed securities represent an ownership interest in a pool of residential and commercial mortgage loans. Generally, these securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee's monthly payments to his/her lending institution are passed through to investors such as the portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagee actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various Governmental, Government-related and private organizations. The portfolio may invest in securities issued or guaranteed by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Fannie Mae, private issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage-backed securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If there is no guarantee provided by the issuer, mortgage-backed securities purchased by the portfolio will be those which at time of purchase are rated investment grade by one or more NRSRO, or, if unrated, are deemed by the Adviser to be of investment grade quality.


There are two methods of trading Mortgage Securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is

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MAS Funds - 18         Terms in bold type are defined in the Prospectus Glossary
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in contrast with the typical Mortgage Security transaction, called a TBA (to be announced) transaction, in which the type of Mortgage Securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through Mortgage Securities are traded on a TBA basis.


A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral, usually consisting of agency mortgage pass-through securities, although other assets, including U.S. Treasuries (including Zero Coupon Treasury Bonds), agencies, cash equivalent securities, whole loans and corporate bonds, may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.


Possible Risks: Due to the possibility that prepayments on home mortgages will alter cash flow on Mortgage Securities, it is not possible to determine in advance the actual final maturity date or average life. Like bonds in general, mortgage-backed securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of Mortgage Securities held by the portfolio may be lengthened. This extension of average life causes the market price of the securities to decrease further than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


Municipals--Municipal Securities: are debt obligations issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.


General obligation municipal bonds are secured by the issuer's pledge of full faith, credit and taxing power. Revenue or special tax bonds are payable from the revenues derived from a particular facility or, in some cases, from a special excise or other tax, but not from general tax revenue.


Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes.

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Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 19

These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Demand notes permit an investor (such as the portfolio) to demand from the issuer payment of principal plus accrued interest upon a specified number of days' notice. The portfolio may also purchase AMT bonds. AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.


NY Municipals: are obligations of the New York state government, state agencies and various local governments, including counties, cities, municipalities, townships, special districts and authorities. In general, the credit quality and credit risk of any issuer's debt is contingent upon the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in the debt document that protects debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified, where financial operations are sound and the debt burden is reasonable.


Concentration of investment in the securities of one state exposes the portfolio to greater credit risks than would be present in a nationally diversified portfolio of municipal securities. The risks associated with investment in the securities of a single state include possible tax changes or a deterioration in economic conditions and differing levels of supply and demand for the municipal obligations of that state.


Debt of Government Agencies, Authorities and Commissions: Certain state-created agencies have statutory authorization to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed; it is not an obligation of the State. Some of these agencies, however, are indirectly dependent on State funds through various state-assisted programs.


Preferred Stock: are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.


Repurchase Agreements: are transactions by which the portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price.


Pursuant to an order issued by the SEC, the portfolio may pool its daily uninvested cash balances with those of other portfolios of the Fund in order to invest in repurchase agreements on a joint basis. By entering into repurchase agreements on a joint basis, it is expected that the portfolio will incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. The portfolio's participation in the income from jointly purchased repurchase agreements will be based on its percentage share in the total repurchase agreement.

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MAS Funds - 20         Terms in bold type are defined in the Prospectus Glossary

SMBS--Stripped Mortgage-Backed Securities: are Derivatives in the form of multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.


SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on IOs and POs is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories.


Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed illiquid and subject to the portfolio's limitations on investment in illiquid securities.


Structured Investments: are Derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the Investment Company Act of 1940. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more Swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The portfolio will purchase Structured Investments in trusts that engage in such Swaps only where the counterparties are approved by MAS in accordance with credit-risk guidelines established by the Board of Trustees.


Structured Notes: are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows the portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


Swaps--Swap Contracts: are Derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and an agreed-upon notional amount. The term specified index includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate

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Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 21
indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.


The portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two returns. The portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. The portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Trustees.


Possible Risks: Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that the portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the portfolio's risk of loss consists of the net amount of interest payments that the portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.


Taxable Investments: comprise Fixed-Income Securities and other instruments which pay income that is not exempt from taxation. Investors may be liable for tax on the income distributed as a result of the portfolio holding taxable investments. In this event, shareholders will receive an IRS Form 1099 disclosing the taxable income paid for a calendar year.


U.S. Governments--U.S. Treasury securities: are Fixed-Income Securities which are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest.

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MAS Funds - 22         Terms in bold type are defined in the Prospectus Glossary

When-Issued Securities: are securities purchased at a certain price even though the securities may not be delivered for up to 90 days. No payment or delivery is made by the portfolio in a when-issued transaction until the portfolio receives payment or delivery from the other party to the transaction. Although the portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.


Yankees: are U.S. dollar-denominated Fixed-Income Securities issued by a foreign government or corporation and registered for sale in the U.S.


Zero Coupons--Zero Coupon Obligations: are Fixed-Income Securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.



GENERAL SHAREHOLDER INFORMATION



PURCHASE OF SHARES


Institutional Class Shares are available to Shareholders with combined investments of $5,000,000 and Shareholder Organizations who have a contractual arrangement with the Fund or the Fund's Distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others.


Institutional Class Shares of the portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order. The portfolio determines net asset value as described under Other Information-Valuation of Shares each day that the portfolio is open for business. See Other Information-Closed Holidays and Valuation of Shares.



Initial Purchase by Mail: Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Registration Form (provided at the end of the prospectus) and mailing it to the MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868, together with a check ($5,000,000 minimum) payable to MAS Funds.



The NY Municipal Portfolio should be designated on the Account Registration Form. Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited at the net asset value per share of the

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 23
portfolio next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before acceptance by the Fund. Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. Shareholders can avoid this delay by purchasing shares by wire.



Initial Purchase by Wire: Subject to acceptance by the Fund, Institutional
Class Shares of the portfolio may also be purchased by wiring Federal Funds to the Fund's Custodian Bank, The Chase Manhattan Bank (see instructions below). A completed Account Registration Form should be forwarded to MAS Funds' Client Services Group in advance of the wire. For all purchases, notification must be given to MAS Funds' Client Services Group at 1-800-354-8185 prior to the determination of net asset value. Institutional Class Shares will be purchased at the net asset value per share next determined after receipt of the purchase order. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds Wire in a specified amount to the Fund's Custodian Bank using the following wiring instructions:


                            The Chase Manhattan Bank
                            1 Chase Manhattan Plaza
                            New York, NY 10081
                            ABA #021000021
                            DDA #910-2-734143
                            Attn: MAS Funds Subscription Account
                            Ref: (NY Municipal Portfolio, Account Number, Account Name)


Federal Funds purchases will be accepted only on a day on which the portfolio is open for business. See Other Information -- Closed Holidays.


Additional Investments: Additional investments of Institutional Class Shares at net asset value may be made at any time (minimum additional investment $1,000) by mailing a check (payable to MAS Funds) to MAS Funds' Client Services Group at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian Bank as outlined above. Shares will be purchased at the net asset value per share next determined after receipt of the purchase order. Notification must be given to MAS Funds' Client Services Group at 1-800-354-8185 prior to the determination of net asset value.


Other Purchase Information: The Fund reserves the right, in its sole discretion, to suspend the offering of Institutional Class Shares of the portfolio or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Fund also reserves the right, in its sole discretion, to waive the minimum initial and additional investment amounts.


Purchases of the portfolio's Institutional Class Shares will be made in full and fractional shares of the portfolio, calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.


Institutional Class Shares of the portfolio are also sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations). Investors purchasing and

--------------------------------------------------------------------------------
MAS Funds - 24         Terms in bold type are defined in the Prospectus Glossary
redeeming shares of the portfolio through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization. The Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from Shareholder Organizations for the sale of Institutional Class shares.



REDEMPTION OF SHARES


Institutional Class Shares of the portfolio may be redeemed by mail, or, if authorized, by telephone. No charge is made for redemptions. The value of Institutional Class Shares redeemed may be more or less than the purchase price, depending on the net asset value at the time of redemption which is based on the market value of the investment securities held by the portfolio. See Other Information-Closed Holidays and Valuation of Shares.


By Mail: The portfolio will redeem Institutional Class Shares at the net asset value next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.


To be in good order, redemption requests must include the following documentation:


(a) The share certificates, if issued;


(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;


(c) Any required signature guarantees (see Signature Guarantees); and


(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.


Signature Guarantees: To protect your account, the Fund, and the Administrator from fraud, signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact MAS Funds' Client Services Group for further details.


By Telephone: Provided the Telephone Redemption Option has been authorized by the shareholder on the Account Registration Form, a redemption of shares may be requested by calling MAS Funds' Client Services Group and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Shares cannot be redeemed by telephone if share certificates are held for those shares.

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 25

By Facsimile: Written requests in good order (see above) for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile. All requests sent to the Fund via facsimile must be followed by a telephone call to MAS Funds' Client Services Group to ensure that the instructions have been properly received by the Fund. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.


Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.


Payment of the redemption proceeds will ordinarily be made within three business days after receipt of an order for a redemption. The Fund may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed (see Other Information-Closed Holidays) or under any emergency circumstances as determined by the SEC.


If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.


SHAREHOLDER SERVICES


Exchange Privilege: The portfolio's Institutional Class Shares may be exchanged for shares of the Fund's other portfolios offering Institutional Class Shares based on the respective net asset values of the shares involved. The exchange privilege is only available, however, with respect to portfolios that are qualified for sale in a shareholder's state of residence. There are no exchange fees. Exchange requests should be sent to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.


Because an exchange of shares amounts to a redemption from one portfolio and purchase of shares of another portfolio, the above information regarding purchase and redemption of shares applies to exchanges. Shareholders should note that an exchange between portfolios is considered a sale and purchase of shares. The sale of shares may result in a capital gain or loss for tax purposes.


The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing. The Fund reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.


Transfer of Registration: The registration of Fund shares may be transferred by writing to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868. As in the case of redemptions, the written request must be received in good order as defined above. Unless shares are being transferred to an existing account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party.

--------------------------------------------------------------------------------
MAS Funds - 26         Terms in bold type are defined in the Prospectus Glossary

VALUATION OF SHARES


Net asset value per share is computed by dividing the total value of the investments and other assets of the portfolio, less any liabilities, by the total outstanding shares of the portfolio. The net asset value per share is determined as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). Bonds and other Fixed-Income Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars.


Net asset value includes interest on bonds and other Fixed-Income Securities which is accrued daily. Bonds and other Fixed-Income Securities which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other Fixed-Income Securities, this ordinarily will be the over-the-counter market.


However, bonds and other Fixed-Income Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other Fixed-Income Securities not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value. In the event that amortized cost does not approximate market, market prices as determined above will be used. Other assets and securities, for which no quotations are readily available (including restricted securities), and to the extent permitted by the SEC, securities for which the value has been materially affected by events occurring after the close of the market on which they principally trade, will be valued in good faith at fair value using methods approved by the Board of Trustees.


DIVIDENDS, DISTRIBUTIONS AND TAXES:


The NY Municipal Portfolio normally distributes substantially all of its net investment income on a monthly basis.


If the portfolio does not have income available to distribute, as determined in compliance with the appropriate tax laws, no distribution will be made.


If any net gains are realized from the sale of underlying securities, the portfolio normally distributes such gains with the last dividend for the calendar year.


All dividends and capital gains distributions are automatically paid in additional shares of the portfolio unless the shareholder elects otherwise. Such election must be made in writing to the Fund and may be made on the Account Registration Form.

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 27

Undistributed net investment income is included in the portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the ex-dividend date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.



Certain Mortgage Securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on behalf of the shareholders by the portfolio in accordance with its investment objectives and policies.



Provided that certain minimum conditions are met, dividends paid to New York residents consisting of interest income received on New York Municipal Securities will be exempt from State of New York personal income taxes and personal income taxes imposed by New York City and other municipalities.



TAXES: The following is a summary of some important tax issues that affect the portfolio and its shareholders. The summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the tax treatment of the portfolio or its shareholders. More information about taxes is in the Statement of Additional Information. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.



Federal Taxes: The portfolio is treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, the portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify shareholders annually as to the tax classification of all distributions.



Distributions paid in January but declared as dividends by a portfolio in October, November or December of the previous year will be taxable to shareholders in the previous year.



The portfolio intends to declare and pay dividends and distributions so as to avoid imposition of the federal excise tax applicable to regulated investment companies. Further discussion is included in the Statement of Additional Information.



The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this withhholding requirement, shareholders must certify on their Account Registration Forms that their Social Security Number or Taxpayer Identification Number is correct, and that they are not subject to backup witholding. Exchanges and redemptions of shares in the portfolio are taxable events.

--------------------------------------------------------------------------------
MAS Funds - 28         Terms in bold type are defined in the Prospectus Glossary

Foreign Income Taxes: Investment income received by the portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source.


State and Local Taxes: The Fund is formed as a Pennsylvania Business Trust and is not liable for any corporate income or franchise tax of the Commonwealth of Pennsylvania. Shareholders should consult their tax advisors for the state and local income tax consequences of distributions from the portfolio.


Special Tax Considerations: The portfolio intends to pay "exempt-interest" dividends to shareholders which are excluded from a shareholder's gross income for federal income tax purposes. Exempt-interest dividends received by shareholders from such portfolio may be subject to state and local taxes, although some states allow a shareholder to exclude that portion of a portfolio's tax-exempt income which is accountable to municipal securities issued within the shareholder's state of residence.


Since the portfolio may invest in private activity municipal securities, investment in the portfolio may not be an appropriate investment for persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds.


To the extent, if any, that distributions paid to shareholders of the portfolio are derived from taxable interest or capital gains, such distributions will be subject to federal income tax. Additionally, such distributions are not eligible for the dividends received deduction for corporations.


New York Income Taxes: Dividends paid by the portfolio to non-corporate shareholders and derived from interest on NY Municipals, which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State, New York City and other New York municipalities' personal income taxes. However, dividends paid to shareholders that are corporations subject to New York franchise tax or corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends would be exempt from New York State and New York City personal income tax.


To the extent, if any, that dividends paid to non-corporate shareholders are derived from non-exempt income or capital gains, such dividends will not be exempt from New York State, New York City and other New York municipalities' personal income taxes whether received in cash or reinvested.


The foregoing is a summary of only some of the important New York State and New York City personal income tax considerations generally affecting the portfolio and its shareholders. No attempt is made to present a detailed explanation of the New York State and New York City personal income tax treatement of the portfolio or its shareholders, and this discussion is not intended as a substitute for careful planning.


Tax-exempt dividends received from the NY Municipal Portfolio may be subject to state and local taxes. However, some states allow shareholders to exclude that portfolio's tax-exempt income which is attributable to municipal securities issued within the shareholder's state of residence.

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Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 29

TRUSTEES OF THE TRUST: The affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Pennsylvania. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.


INVESTMENT ADVISER: The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the Adviser), is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of the Morgan Stanley, Dean Witter, Discover & Co., and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and as of December 31, 1997 had in excess of $59.4 billion in assets under management. On May 31, 1997, Morgan Stanley Group Inc., then the indirect parent of the Adviser, merged with Dean Witter, Discover & Co. to form Morgan Stanley, Dean Witter, Discover & Co. In connection with this transaction, the Adviser entered into a new Investment Management Agreement ("Agreement") with MAS Funds dated May 31, 1997, which Agreement was approved by the shareholders of each portfolio at a special meeting held on May 1, 1997 or at an adjournment of such meeting held on May 12, 1997. The Adviser will retain its name and remain at its current location, One Tower Bridge, West Conshohocken, PA 19428. The Adviser will continue to provide investment counseling services to employee benefit plans, endowments, foundations and other institutional investors.


Under the Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objective and policies of the portfolio, manages the investment and reinvestment of the portfolio's assets. In this regard, it is the responsibility of the Adviser to make investment decisions for the portfolio and to place the portfolio's purchase and sales orders. As compensation for the services rendered by the Adviser under the Agreement, the portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on an annual rate of 0.375% of the portfolio's average daily net assets for the quarter.


Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary to keep Total Operating Expenses actually deducted from portfolio assets for the Institutional Class of the portfolio from exceeding 0.50%.



PORTFOLIO MANAGEMENT


A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the portfolio is as follows:


Kenneth B. Dunn, Managing Director, Morgan Stanley, joined MAS in 1987. He assumed responsibility for the NY Municipal Portfolio in 1997.


Steven K. Kreider, Principal, Morgan Stanley, joined MAS in 1988. He assumed responsibility for the NY Municipal Portfolio in 1997.

--------------------------------------------------------------------------------
MAS Funds - 30         Terms in bold type are defined in the Prospectus Glossary

Scott F. Richard, Managing Director, Morgan Stanley, joined MAS in 1992. He assumed responsibility for the NY Municipal Portfolio in 1997.


ADMINISTRATIVE SERVICES: MAS serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the portfolio's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston MA 02108-3913, serves as Transfer Agent to the Fund pursuant to an agreement also dated as of November 18, 1993, and provides fund accounting and other services pursuant to a sub-administration agreement with MAS as Administrator.


GENERAL DISTRIBUTION AGENT: Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.


PORTFOLIO TRANSACTIONS: The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. In doing so, the portfolio may pay higher commission rates or markups on principal transactions than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker or dealer effecting the transaction.


It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the portfolio or who act as agents in the purchase of shares of the portfolio for their clients.


Some securities considered for investment by the portfolio may also be appropriate for other clients served by the Adviser. The Adviser may place a combined order for two or more accounts or portfolios for the purchase or sale of one same security if, in its judgement, joint execution is in the best interest of each participant and will result in best price and execution. If purchase or sale of securities consistent with the investment policies of the portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees. The Adviser may use its broker-dealer affiliates, including Morgan Stanley & Co., Incorporated a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., the parent of MAS's general partner and limited partner, to carry out the Fund's transactions, provided the Fund receives brokerage services and commission rates comparable to those of other broker-dealers.


OTHER INFORMATION: Description of Shares and Voting Rights: The Fund was established under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 18, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently the Fund consists of twenty-eight portfolios.

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 31

The shares of the portfolio are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the portfolio have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.


Meetings of shareholders will not be held except as required by the Investment Company Act of 1940, as amended, and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.


Custodian: The Chase Manhattan Bank, New York, NY serves as custodian for the portfolio. The custodian holds cash, securities and other assets as required by the 1940 Act.


Transfer and Dividend Disbursing Agent: Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston, MA 02108-3913, serves as the Fund's Transfer Agent and dividend disbursing agent.


Reports: Shareholders receive semi-annual and annual financial statements. Annual financial statements are audited by Price Waterhouse LLP, independent accountants.


Litigation: The Fund is not involved in any litigation.


Closed Holidays: Currently, the weekdays on which the portfolio is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


--------------------------------------------------------------------------------
MAS Funds - 32         Terms in bold type are defined in the Prospectus Glossary

TRUSTEES AND OFFICERS


The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:



Thomas L. Bennett,* Chairman of the Board of Trustees; Managing Director, Morgan Stanley; Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly Director, Morgan Stanley Universal Funds, Inc.

Thomas P. Gerrity, Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, Union Carbide Corporation.

Joseph P. Healey, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

Joseph J. Kearns, Trustee; investment consultant; Chief Investment Officer, The
J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

Vincent R. McLean, Trustee; Director, Legal and General America, Inc.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. Oscar Morong, Jr., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.
--------------------------------------------------------------------------------
James D. Schmid, President, MAS Funds; Principal, Morgan Stanley; Head of
Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, The Chase Manhattan Bank.



Lorraine Truten, CFA, Vice President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.



John H. Grady, Jr., Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius, LLP; formerly Attorney, Ropes & Gray.

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 33

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--------------------------------------------------------------------------------
MAS Funds - 34         Terms in bold type are defined in the Prospectus Glossary

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--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 35

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--------------------------------------------------------------------------------
MAS Funds - 36         Terms in bold type are defined in the Prospectus Glossary


--MAS---------------------------------------------------------------------------------ACCOUNT REGISTRATION FORM---------------------
MAS FUNDS
                                                                                          MAS Fund Distribution, Inc.
                                                                                          General Distribution Agent
------------------------------------------------------------------------------------------------------------------------------------
(1)                   |
REGISTRATION/PRIMARY  ||_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
                      |
MAILING ADDRESS       ||_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
                      |
                      | Attention  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
Confirmations and     |
month-end statements  | Street or P.O. Box |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
will be mailed        |
to this address.      | City   |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State |_|_|  Zip  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
                      |
                      | Telephone No.  |_|_|_|-|_|_|_|-|_|_|_|_|_|
                      |
                      | Form of Business
                      | Entity:            [ ] Corporation   [ ] Partnership   [ ] Trust   [ ] Other _____________________________
                      | Type of Account:   [ ] Defined Benefit Plan  [ ] Defined Contribution Plan  [ ] Profit Sharing/Thrift Plan
                      |
                      |                    [ ] Other Employee Benefit Plan ___________________________________________
                      |
                      |                    [ ] Endowment   [ ] Foundation   [ ] Taxable   [ ] Other (Specify)_________
                      |
                      | [ ] United States Citizen  [ ] Resident Alien  [ ] Non-Resident Alien, Indicate Country of Residence _______
------------------------------------------------------------------------------------------------------------------------------------
 (2)                  |
INTERESTED PARTY      |
OPTION                |
                      |
In addition to the    |
account statement     |
sent to the above     | aTTENTION: |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
registered address,   | Company
the Fund is           | (If Applicable)  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
authorized to mail    |
duplicate statements  | Street or P.O. Box |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
to the name and       |
address provided      | City   |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State |_|_|  Zip  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
at right.             |
                      | Telephone No.  |_|_|_|-|_|_|_|-|_|_|_|_|_|
For additional        |
interested party      |
mailings, please      |
attach a separate     |
sheet.                |
------------------------------------------------------------------------------------------------------------------------------------

(3) INVESTMENT                  [ ] NY Municipal Portfolio                             $_________________

     For Purchase of:
------------------------------------------------------------------------------------------------------------------------------------

(4) TAXPAYER IDENTIFICATION NUMBER
     Part 1.

        Social Security Number                                           IMPORTANT TAX INFORMATION

        |_|_|_|-|_|_|-|_|_|_|_|                  You (as a payee) are required by law to provide us (as payer) with your correct taxpayer identification number. Accounts that have a missing or incorrect
                 or                              taxpayer identification number will be or subject to backup withholding at a 31%
    Employer Identification Number               rate on ordinary income and capital gains distribution as well as redemptions.
                                                 Backup withholding is not an additional tax; the tax liability of person subject
        |_|_|_|-|_|_|-|_|_|_|_|                  to backup withholding will be reduced by the amount of tax withheld.

Part 2. BACKUP WITHHOLDING                       You may be notified that you are subject to backup withholding under section
                                                 3406(a)(1)(C) because you have underreported interest or dividends or you were
[ ] Check the box if the account                 required to, but failed to, file a return which would have included a reportable
Backup Withholding under the provisions          interest or dividend payment. If you have been is subject to so notified, check
of Section 3406(a)(1)(C) of the                  the box in PART 2 at left.
Internal Revenue Code.

------------------------------------------------------------------------------------------------------------------------------------




  MILLER
  ANDERSON
__& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185 ________________________________________________

                                                                                                                   SIDE ONE OF TWO +


--MAS-------------------------------------------------------------------------------------------------------------------------------
MAS FUNDS

(5) TELEPHONE REDEMPTION OPTION

Please sign below if you wish to redeem or exchange shares by telephone. Redemption proceeds requested by phone may only be mailed to the account's primary registration address or wired according to bank instructions provided in writing. A signature guarantee is required if the bank account listed below is not registered identically to your Fund Account.

The Fund and its agents shall not be liable for reliance on phone instructions reasonably believed to be genuine. The Fund will maintain procedures designed to authenticate telephone instructions received.

Telephone requests for redemptions or exchanges will not be honored unless signature appears below.

(X)
-----------------------------------------------------------------------------------------------
     Signature                                                            Date
------------------------------------------------------------------------------------------------------------------------------------

(6) WIRING INSTRUCTIONS -- The instructions provided below may only be changed by written notification.

     Please check appropriate box(es):

     [ ] Wire redemption proceeds
     [ ] Wire distribution proceeds (please complete box (7) below)

     ____________________________________________________________________           _____________________________________________
            Name of Commercial Bank (Net Savings Bank)                                              Bank Account No.


     ____________________________________________________________________________________________________________________________
                                           Name(s) in which your Bank Account is Established

     ____________________________________________________________________________________________________________________________
                                                         Bank's Street Address

     ___________________________________________________________________________________________   ______________________________
      City                                         State                               Zip             Routing/ABA  Number

------------------------------------------------------------------------------------------------------------------------------------

(7) DISTRIBUTION OPTION -- Income dividends and capital gains distributions (if     |  (8) WIRING
any) will be reinvested in additional shares if no box is checked below. The        |      INSTRUCTIONS
instructions provided below may only be changed by written notification.            |      For purchasing Shares by wire,
                                                                                    |      please send a Fedwire payment to:
                                                                                    |
[ ] Income dividends and capital gains to be paid in cash.                          |      The Chase Manhattan Bank
                                                                                    |      1 Chase Manhattan Plaza
[ ] Income dividends to be paid in cash and capital gains distribution in           |      New York, NY 10081
    additional shares.                                                              |      ABA# 021000021
                                                                                    |      DDA# 910-2-734143
[ ] Income dividends and capital gains to be reinvested in                          |
    additional shares.                                                              |      Attn: MAS Funds Subscription Account
                                                                                    |      Ref. (NY Municipal Portfolio, your
If cash option is chosen, please indicate instructions below:                       |           Account number,
                                                                                    |           your Account name)
[ ] Mail distribution check to the name and address in which account is             |
    registered.                                                                     |
                                                                                    |
[ ] Wire distribution to the same commercial bank indicated in Section 6 above.     |
                                                                                    |
------------------------------------------------------------------------------------------------------------------------------------

SIGNATURE(S) OF ALL HOLDERS AND TAXPAYER CERTIFICATION

The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current MAS Funds Prospectus and agree to be bound by its terms. Under penalties of perjury I/we certify that the information provided in Section 4 above is true, correct and complete. The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

(X)__________________________________________________________       ______________________________________________________________
Signature                                             Date         |                                                              |
                                                                   |                                                              |
(X)__________________________________________________________      |                       FOR INTERNAL USE ONLY                  |
Signature                                             Date         |                                                              |
                                                                   | (X)________________________________________________________  |
(X)__________________________________________________________      |       Signature                                    Date      |
Signature                                             Date         |                                                              |
                                                                   |  __________________________________________________________  |
(X)__________________________________________________________      |                                                              |
Signature                                             Date         |                 O [ ]   F [ ]                                |
                                                                   |                                                              |
          This application is separate from the prospectus.        |                                                              |
                                                                   |______________________________________________________________|

  MILLER
  ANDERSON
__& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185 ________________________________________________

                                March 27, 1998

           Investment Adviser and Administrator: Transfer Agent:

           Miller Anderson & Sherrerd, LLP       Chase Global Funds Services
           One Tower Bridge                      Company
           West Conshohocken,                    73 Tremont Street
           Boston, Massachusetts                 02108-0913


                            General Distribution Agent:

                            MAS Fund Distribution, Inc.
                            One Tower Bridge
                            P.O. Box 868
                            West Conshohocken,
                            Pennsylvania 19428-0868




--------------------------------------------------------------------------------
                               Table of Contents




                                                                     Page
                                                                    -----
Fund Expenses ....................................................    2
Prospectus Summary ...............................................    4
Yield and Total Return ...........................................    6
Investment Suitability ...........................................    6
Investment Limitations ...........................................    7
Portfolio Summary ................................................    8
Prospectus Glossary:
 Strategies ......................................................    9
 Investments   ...................................................   11


                                                                     Page
                                                                    -----
General Shareholder Information ..................................   23
    Purchase of Shares ...........................................   23
    Redemption of Shares .........................................   25
    Shareholder Services .........................................   26
    Valuation of Shares ..........................................   27
    Dividends, Distributions and Taxes ...........................   27
Investment Adviser ...............................................   30
Portfolio Management .............................................   30
Administrative Services   ........................................   31
General Distribution Agent .......................................   31
Portfolio Transactions ...........................................   31
Other Information ................................................   31
Trustees and Officers ............................................   33



--------------------------------------------------------------------------------
                                                                  MAS Funds - 39

________________________________________________________________________________
                                         MAS
                                      --------
                                      MAS FUNDS


                                  ---------------------------------------------
                                          INSTITUTIONAL CLASS PROSPECTUS
                                  ---------------------------------------------
                                               NY Municipal Portfolio























                                         MILLER
                                         ANDERSON
                                         & SHERRERD, LLP


___________ONE TOWER BRIDGE  o  WEST CONSHOHOCKEN, PA 19428  o  800-354-8185____

                       MAS FUNDS - NY MUNICIPAL PORTFOLIO
                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 27, 1998


   MAS Funds (the "Fund") is a no load mutual fund consisting of twenty-eight portfolios offering a variety of investment alternatives. This Statement of
 Additional Information sets forth information about the Fund applicable to the
    NY Municipal Portfolio (the "portfolio"). As of September 30, 1997, the portfolio had not commenced operations.

 This Statement is not a Prospectus but should be read in conjunction with the
       Fund's NY Municipal Portfolio Prospectus dated March 27, 1998 (the "Prospectus"), as revised from time to time. To obtain this Prospectus, please call the Client Services Group.

                      Client Services Group: 1-800-354-8185
                  Prices and Investment Results: 1-800-522-1525


                                TABLE OF CONTENTS
                                                                      Page
                                                                      ----
Business History                                                        3
Strategies and Investments                                              3
Repurchase Agreements                                                   3
Securities Lending                                                      3
Foreign Investments                                                     4
Futures Contracts                                                       5
Restrictions on the Use of Futures Contracts                            6
Risk Factors in Futures Transactions                                    6
Options                                                                 7
Options on Foreign Currencies                                           7
Combined Transactions                                                   8
Risks of Options on Futures Contracts, Forward Contracts and
  Options on Foreign Currencies                                         9
Swap Contracts
Foreign Currency Exchange-Related Securities                           10
Municipal Bonds                                                        12
Mortgage-Backed Securities                                             13
Stripped Mortgage-Backed Securities                                    15
U.S. Government Securities                                             16
Zero Coupon Bonds                                                      16
Eurodollar and Yankee Obligations                                      17
Brady Bonds                                                            17
Tax Considerations                                                     18
Purchase of Shares                                                     21
Redemption of Shares                                                   21
Transactions with Broker/Dealers                                       21
Shareholder Services                                                   22

                                                                      Page
                                                                      ----
Investment Limitations                                                 22
Management of the Fund                                                 24
Investment Adviser                                                     26
Administration                                                         27
Distributor for Fund                                                   27
Custodians                                                             28
Portfolio Transactions                                                 28
General Information                                                    29
Performance Information                                                31
Comparative Indices                                                    33
Appendix-Description of Securities and Ratings                         33

                                BUSINESS HISTORY

MAS Funds (formerly MAS Pooled Trust Fund) is an open end management investment company established under Pennsylvania law as a Pennsylvania business trust under an Amended and Restated Agreement and Declaration of Trust dated November 18, 1993. The Fund was originally established as The MAS Pooled Trust Fund, a Pennsylvania business trust, in February, 1984.

                           STRATEGIES AND INVESTMENTS

The following information supplements the characteristics and risks of strategies and investments set forth in the Fund's Prospectus:

                              REPURCHASE AGREEMENTS

The portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers' acceptances. Repurchase agreements are transactions by which the portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In these transactions, the securities purchased by the portfolio have a total value in excess of the value of the repurchase agreement and are held by the portfolio's custodian bank until repurchased. Such agreements permit the portfolio to keep all its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Adviser and the Fund's Administrator will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the portfolio may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

                               SECURITIES LENDING

The portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the portfolio. The portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the portfolio at any time, and (d) the portfolio receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trustees.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting an investment on loan, the loan must be called and the securities voted.

                               FOREIGN INVESTMENTS

Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in domestic securities. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the portfolio will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the portfolio permits it to enter into forward foreign currency exchange contracts in order to hedge its respective holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic issuers, there may be less publicly available information about certain foreign securities than about domestic securities. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

Although the portfolio will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the portfolio's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S.
securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

The portfolio may invest in the securities of issuers in Eastern European and other developing markets. The economies of these countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economies. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. As a result, there can be no assurance that the portfolio's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated.


                                FUTURES CONTRACTS

The portfolio may enter into futures contracts, options, and options on futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on the basis of margin deposits that may range upward from less than 5% of the value of the contract being traded. The portfolio's margin deposits will be placed in a segregated account maintained by the Fund's Custodian or with a futures commission merchant as approved by the Fund's Board.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Fund require that the aggregate initial margins and premiums required to establish non-hedging positions not exceed 5% of the liquidation value of the portfolio.

Although techniques other than the sale and purchase of futures contracts could be used to control the portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

                  RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

The portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets, and will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

                      RISK FACTORS IN FUTURES TRANSACTIONS

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the portfolio may be required to make delivery of the instruments underlying interest rate futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the portfolio's ability to effectively hedge. The portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by the portfolio does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the portfolio of margin deposits in the event of bankruptcy of a broker with whom the portfolio has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

                                     OPTIONS

Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract or securities, an option may or may not be less risky than ownership of the futures contract or actual securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities.

OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The portfolio expects generally to enter into OTC Options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by the portfolio or sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the portfolio's limitation on investing in illiquid securities.

The portfolio may also write covered-call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to protect against a decline in the U.S. dollar value of a currency due to the changes of exchange rates vis a vis the U.S. dollar and the option is written for a currency other than the currency in which the security is denominated. In such circumstances, the portfolio will follow the coverage requirements as described in the preceding paragraph.

                          OPTIONS ON FOREIGN CURRENCIES

The portfolio may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the portfolio could sustain losses on transactions in foreign currency options which would require them to forego a portion or all of the benefits of advantageous changes in such rates.

The portfolio may write options on foreign currencies for the same purposes. For example, where the portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The portfolio may only write covered call options on foreign currencies. A call option written on a foreign currency by the portfolio is "covered" if the portfolio owns the underlying foreign currency covered by the call, an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or upon conversion or exchange of other foreign currency held in its portfolio. A written call option is also covered if the portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the portfolio in cash or liquid securities in a segregated account with the Custodian, or (c) maintains in a segregated account cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars, marked-to-market daily.

The portfolio may also write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the portfolio owns or has the right to acquire due to an adverse change in the exchange rate and which is denominated in the currency underlying the option. In such circumstances, the portfolio will either "cover" the transaction as described above or collateralize the option by maintaining in a segregated account with the Custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

                              COMBINED TRANSACTIONS

The portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the portfolio to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable SEC regulations and SEC staff guidelines.

     RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON
                               FOREIGN CURRENCIES

Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lesser trading volume.

                                 SWAP CONTRACTS

The portfolio may enter into Swap Contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon national amount.

The swaps in which the portfolio may engage also includes rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the portfolio is contractually obligated to make. If the other party to a swap defaults, the portfolio's risk of loss consists of the net amount of payments that the portfolio is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. The portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid obligations, to avoid any potential leveraging of the portfolio. To the extent that these swaps, caps, floors, and collars are entered into for hedging purposes, the Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, will not treat them as being subject to the portfolio's borrowing restrictions. The portfolio may enter into OTC Derivatives transactions (swaps, caps, floors, puts, etc., but excluding foreign exchange contracts) with Counterparties that are approved by the Adviser in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each Counterparty and various credit enhancement techniques (for example, collateralization of amounts due from Counterparties) to limit exposure to Counterparties with ratings below AA.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

                  FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

Foreign currency warrants--Foreign currency warrants are warrants which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities--Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based of the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper--Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

                                 MUNICIPAL BONDS

Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The portfolio may also invest in tax-exempt industrial development bonds, short-term municipal obligations, project notes, demand notes and tax-exempt commercial paper.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments issued by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on such Project notes, they are also secured by the full faith and credit of the U.S.

Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the portfolio will meet the quality criteria set out in the Prospectus for the portfolio.

The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and Standard & Poor's represent their opinions of the quality of the Municipal Bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the portfolio.

Municipal Bonds are sometimes purchased on a "when-issued" basis meaning the portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the portfolio to achieve its investment objectives. In that event, the Fund's Trustees and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the portfolio to achieve its investment objective. In that event, the Fund's Trustees and officers would reevaluate its investment objectives and policies and consider recommending to its shareholders changes in such objectives and policies.

The portfolio will make significant investments in NY Municipal Bonds. The portfolio's performance will depend in part upon the ability of the issuers of these Bonds to meet their obligations for the payment of principal and interest. The portfolio may acquire Bonds whose issuers are affected by the financial circumstances facing New York generally. While the overall wealth of New York, as reflected by its per capita income, is among the highest in the nation, New York has a large accumulated deficit and the per capita debt is among the highest in the country. Additionally, New York City, which represents a significant part of the state's economy, has struggled at times to maintain fiscal stability. Financial difficulties affecting New York's economy generally may also affect municipal securities issuers, by jeopardizing their credit standing, impairing their borrowing abilities, and affording fewer markets for their outstanding debt obligations. In recent years, Standard & Poor's and Moody's have downgraded several different issues of municipal securities of New York City and New York State and their agencies and instrumentalities. Historically, there has been a strong demand for New York Municipal Bonds, and as a consequence, New York Municipal Bonds are often issued with relatively lower yields, and traded in the marketplace at relatively higher prices, than comparably rated municipal bonds issued in other jurisdictions.

                           MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to investors. The portfolio may invest in Mortgage-Backed Securities. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers, whether or not such securities are subject to guarantees, may entail greater risk. If there is no guarantee provided by the issuer, mortgage-backed securities purchased by the portfolio will be rated investment grade by Moody's or Standard & Poor's, or, if unrated, deemed by the Adviser to be of investment grade quality.

Underlying Mortgages

Pools consist of whole mortgage loans or participation in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the portfolio may purchase pools of adjustable rate mortgages (ARM), growing equity mortgages (GEM), graduated payment mortgage (GPM) and other types where the principal and interest payment procedures vary. ARM's are mortgages which reset the mortgage's interest rate with changes in open market interest rates. The portfolio's interest income will vary with changes in the applicable interest rate on pools of ARM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the portfolio' net asset values since the prices at which these securities are valued each day will reflect the payment procedures.

All poolers apply standards for qualifications to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life

The average life of pass-through pools varies with the maturities, coupon rates, and type of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

Returns of Mortgage-Backed Securities

Yields on mortgage-backed pass-through securities are typically quoted based on a prepayment assumption derived from the coupon and maturity of the underlying instruments. Actual pre-payment experience may cause the realized return to differ from the assumed yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the realized returns of the portfolio. The compounding effect from reinvestment of monthly payments received by the portfolio will increase its return to shareholders, compared to bonds that pay interest semi-annually.

About Mortgage-Backed Securities

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make payment.

Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PC's") which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Fannie Mae is a Government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings, banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae.

The principal Government guarantor of mortgage-backed securities is the Government National Mortgage Association (GNMA). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage-backed securities purchased for the portfolio will, however, be rated of investment grade quality by Moody's and/or Standard & Poor's or, if unrated, deemed by the Adviser to be of investment grade quality.

It is expected that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the portfolio will, consistent with its investment objectives and policies, consider making investments in such new types of securities.

                       STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the portfolio yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

SMBS are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Certain of these securities may be deemed "illiquid" and subject to the portfolio's limitation on investment in illiquid securities.

                           U.S. GOVERNMENT SECURITIES

The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the U.S.

Agency Securities: Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S.. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the U.S. include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as the Government National Mortgage Association, are, in effect, backed by the full faith and credit of the U.S. through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the U.S., but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government.

Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

An instrumentality of the U.S. Government is a Government agency organized under federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

                                ZERO COUPON BONDS

Zero Coupon Bonds, is a term used to describe notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the issuer.

A Zero Coupon Bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"-- what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the portfolio's distributions of net investment income.

Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on other bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

Zero Coupon Treasury Bonds are sold under a variety of different names, such as:
Certificate of Accrual on Treasury Securities (CATS), Treasury Receipts (TRs), Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Treasury Investment Growth Receipts (TIGERS).

                        EURODOLLAR AND YANKEE OBLIGATIONS

Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

                                   BRADY BONDS

A portion of certain of the Fund's fixed-income investments may be invested in certain debt obligations customarily referred to as "Brady Bonds", which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan").

Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury Zero Coupon Obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury Zero Coupon Obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

                               TAX CONSIDERATIONS

In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) a portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income; (ii) at the close of each quarter of a portfolio's taxable year, at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations; and (iii) at the close of each quarter of a portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in same or similar businesses if the portfolio owns at least 20% of the voting power of such issuers.

The portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the portfolio's fiscal year on futures transactions. Such distributions will be combined with distributions of capital gains realized on the portfolio's other investments and shareholders will be advised of the nature of the payments.

The Taxpayer Relief Act of 1997 provides various capital gains rates which pertain to shareholders who are individuals. The portfolio will, therefore, designate distributions derived from capital gains of the portfolio (whether such distributions are paid in cash or additional shares) as a "20% rate gain distribution" or a "28% rate gain distribution" in accordance with guidance issued by the Internal Revenue Service. The Fund will notify shareholders annually as to the federal tax classification of dividends and distributions paid by a portfolio including, but not limited to notifying individuals as to the amount of capital gain distributions subject to the 20% and 28% federal capital gain tax rates. Distributions of dividends or capital gains may also be subject to state and local taxes.

Some of the options, futures contracts, forward contracts, and swap contracts entered into by the portfolio may be "Section 1256 contracts." Section 1256 contracts held by the portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the
Code) are "marked to market" with unrealized gains or losses treated as though they were realized. Any gains or losses, including "marked to market" gains or losses, on Section 1256 contracts other than forward contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

Generally, hedging transactions and certain other transactions in options, futures, forward contracts and swap contracts undertaken by a portfolio, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by a portfolio. In addition, losses realized by a portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a portfolio. Short-term capital gain is taxed as ordinary income when distributed to shareholders.

The portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a portfolio that did not engage in such hedging transactions.

The Taxpayer Relief Act of 1997 provides constructive sales treatment for appreciated financial positions such as stock which has increased in value in the hands of a portfolio. Under this constructive sales treatment, the portfolio may be treated as having sold such stock and be required to recognize gain if it enters into a short sale, an offsetting notional principal contract, a futures or forward contract, or a similar transaction with respect to such stock or substantially identical property.

The portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

Although income received on direct U.S. Government obligations is taxable at the Federal level, such income is exempt from tax at the state level when received directly, and may be exempt, depending on the state, when received by a shareholder. The portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the portfolio is considered tax exempt in their particular states.

Any gain or loss recognized on a sale or redemption of shares of a portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. Long-term capital gains are currently taxed at a maximum rate of 20%; mid-term capital gains are currently taxed at a maximum rate of 28%; and short-term gains are currently taxed at ordinary income tax rates. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

Foreign Income Taxes: Investment income received by the portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into Tax Treaties with many foreign countries which would entitle the portfolio to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the portfolio's assets to be invested within various countries is not known. The portfolio intends to operate so as to qualify for treaty-reduced rates of tax where applicable.

If more than 50% of a portfolio's assets are represented by foreign securities, then such portfolio may file an election with the Internal Revenue Service to pass through to shareholders the amount of foreign income taxes paid by such portfolio. A portfolio will make such an election only if it is deemed to be in the best interests of such shareholders.

If a portfolio makes the above-described election, the portfolio will not be allowed a deduction or a credit for foreign taxes it paid and the amount of such taxes will be treated as a dividend paid by the portfolio. The shareholders of the portfolio will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the portfolio; (ii) treat their pro rata share of foreign taxes as paid by them;
(iii) treat as gross income from sources within the respective foreign countries, for purposes of the foreign tax credit, their pro rata share of such foreign taxes and their pro rate share of any dividend paid by the portfolio which represents income from sources within foreign countries; and (iv) either deduct their pro rata share of foreign taxes in computing their taxable income or use it within the limitations set forth in the Internal Revenue Code (the "Code") as a foreign tax credit against U.S. income taxes (but not both). In no event shall a shareholder be allowed a foreign tax credit if the shareholder holds shares in a portfolio for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividends.

Each shareholder of a portfolio will be notified within 60 days after the close of each taxable (fiscal) year of the Fund if the Foreign taxes paid by the portfolio will pass through for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and
(ii) the portfolio's gross income from foreign sources. The notice from the portfolio to shareholders will also include the amount of foreign taxes paid by the portfolio which are not allowable as a foreign tax credit because the portfolio did not hold the foreign securities for more than 15 days during the 30-day period beginning on the date which is 15 days before the date on which the security becomes ex-dividend with respect to the foreign source dividend or because and to the extent that the recipient of the dividend is under an obligation to make related payments with respect to positions in substantially similar or related property. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass-through" of foreign tax credits.

Special Tax Considerations for the Portfolio: The portfolio intends that at the close of each quarter of its taxable year, at least 50% of the value of the portfolio's total assets will consist of obligations the interest on which is excludable from gross income (i.e., municipal bonds and notes), so that it may pay "exempt-interest" dividends to shareholders. Exempt-interest dividends, which are defined in the Code, are excluded from a shareholder's gross income for federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (imposed at a rate of 26%-28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers). A shareholder may, however, lose the federal tax-exempt status of the accrued income of the portfolio if the shareholder redeems its shares before a dividend has been declared. Exempt-interest dividends received by shareholders from the portfolio may be subject to state and local taxes, although some states allow a shareholder to exclude that portion of a portfolio's tax-exempt income which is accountable to municipal securities issued within the shareholder's state of residence.

The portfolio may invest in private activity municipal securities, the interest on which is subject to the federal alternative minimum tax for corporations and individuals and the federal environmental tax for corporations only. The portfolio may not be an appropriate investment for persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business or facility financed from the proceeds of industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.

Any distributions received by individual shareholders which are derived from capital gains of the portfolio will be designated by the portfolio as a "20% rate gain distribution" or a "28% rate gain distribution" in accordance with guidance issued by the Internal Revenue Service.

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year.


                               PURCHASE OF SHARES

The portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The Officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by employees of the Adviser and its affiliates.

                              REDEMPTION OF SHARES

The portfolio may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange ("NYSE") is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the SEC may permit.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's Prospectus under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

No charge is made by the portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the portfolio.

                        TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. In other words, orders will be priced at the net asset value net computed after such orders are accepted by an authorized broker or the broker's authorized designee.

                              SHAREHOLDER SERVICES

Exchange Privilege

The exchange privilege is only available with respect to a portfolio that is qualified for sale in a shareholder's state. Exchange requests should be sent to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868. Any such exchange will be based on the respective net asset values of the shares involved. Before making an exchange, a shareholder should consider the investment objectives of the portfolio to be purchased. Exchange requests may be made either by mail or telephone. Telephone exchanges (referred to as "expedited exchanges") will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts are identical. Requests for expedited exchanges received prior the time at which the portfolio determines its net asset value, as described in the prospectus for the portfolio will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Expedited exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees to assure that such exchanges do not disadvantage the Fund and its shareholders. The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing.

For federal income tax purposes, an exchange between portfolios of the Fund is a taxable event, and, accordingly, a capital gain or loss may be realized. It is likely, therefore, that a capital gain or loss would be realized on an exchange between portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

Transfer of Shares

Shareholders may transfer shares of the portfolio to another person by written request to the Client Services Group at the address noted above. The request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                             INVESTMENT LIMITATIONS

The portfolio is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the portfolio.

As a matter of fundamental policy, the portfolio will not:

(1) invest in physical commodities or contracts on physical commodities;

(2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

(3) make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in non-fundamental limitation (7), below, (ii) by lending its portfolio securities, and (iii) by lending portfolio assets to other portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act (the "1940 Act"), or the Rules and Regulations, or interpretations or orders of the SEC thereunder;

(4) borrow money, except (i) as a temporary measure for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(5) underwrite the securities of other issuers (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of restricted securities);

(6) acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the portfolio's total assets would be invested in securities of companies within such industry; provided, however that (i) there shall be no limitation on the purchase of obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
(ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.


The portfolio is also subject to the following restrictions which may be changed by the Board of Trustees without shareholder approval.

As a matter of non-fundamental policy, the portfolio will not:

(1) enter into futures contracts to the extent that the portfolio's outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of the portfolio's total assets, and will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage;

(2) write put or call options except to the extent described above in (1);

(3) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, provided that the portfolio may make margin deposits in connection with transactions in options, futures, and options on futures;

(4) sell short unless, the portfolio (i) by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, or (ii) maintains in a segregated account on the books of the Fund's custodian an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short or such other amount as the SEC or its staff may permit by rule, regulation, order or interpretation (transactions in futures contracts and options, however, are not deemed to constitute selling securities short);

(5) borrow money other than from banks or other portfolios of MAS Funds, provided that the portfolio may borrow from banks or other portfolios of MAS Funds so long as such borrowing is not inconsistent with the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or purchase additional securities when borrowings exceed 5% of total (gross) assets;

(6) pledge, mortgage or hypothecate assets in an amount greater than 50% of its total assets, provided that the portfolio may segregate assets without limit in order to comply with the requirements of Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff;

(7) invest more than an aggregate of 15% of the net assets of the portfolio, determined at the time of investment, in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Board of Directors;

(8) invest for the purpose of exercising control over management of any company; and

(9) invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder.

Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

                             MANAGEMENT OF THE FUND

Trustees and Officers

The Fund's officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Fund. The Trustees set broad policies for the Fund and choose its officers. The following is a list of the Trustees and officers of the Fund and a brief statement of their present positions and principal occupations during the past 5 years:

Thomas L. Bennett,* Chairman of the Board of Trustees; Managing Director, Morgan Stanley; Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly Director, Morgan Stanley Universal Funds, Inc.

Thomas P. Gerrity, Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business , University of Pennsylvania; Director, Digital Equipment Corp.; Director, Sun Company, Inc.; Director, Federal National Mortgage Association; Director, Reliance Group Holdings; Director, CVS Corporation; Director, Union Carbide Corporation.

Joseph P. Healey, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

Joseph J. Kearns, Trustee; investment consultant; Chief Investment Officer, The
J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

Vincent R. McLean, Trustee; Director, Legal and General America, Inc.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. Oscar Morong, Jr., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

------------------------------------------------------------------------------

James D. Schmid, President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc., Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, The Chase Manhattan Bank.

Lorraine Truten, CFA, Vice President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

John H. Grady, Jr., Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius, LLP; formerly Attorney, Ropes & Gray.

Remuneration of Trustees and Officers

The Fund pays each Trustee, who is not also an officer or interested person, a fee for each Board of Trustees Meeting attended plus travel and other expenses incurred in attending such meetings. Trustees who are also officers or interested persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by the Adviser or Sub-Administrator.

The Fund maintains an unfunded Deferred Compensation Plan ("Plan") which allows each independent Trustee to defer payment of his or her retainer and fees to a later date. The Fund's policy is for each Trustee to defer at least twenty-five percent (25%) of his or her retainer and fees received annually from the Fund. To that end, the Plan requires that each Eligible Trustee (defined by the Plan as a member of the Board of Trustees who is not an "interested person" of the Fund, as such term is defined under Section 2(a)(19) of the 1940 Act) defer his or her entire retainer, which is deemed a deferral of twenty-five percent (25%) of the Trustee's retainer and fees received from the Fund for the year. The Plan also permits the Eligible Trustee to defer all, or a portion, of the fees received for attending meetings of the Board of Trustees throughout the year. Amounts deferred by each Eligible Trustee are credited with a return equal to what those amounts would have received if they had been invested in the portfolios of the Fund selected by that Trustee. Any deferred amounts will not be available to Eligible Trustees for a period of three(3) or more years and distributions may not be deferred beyond the Eligible Trustee's membership on the Board of Trustees. Distributions to an Eligible Trustee are either in the form of a lump sum or equal annual installments over a period of five (5) years and commence within ninety (90) days after the last date during the deferral period on which the Fund makes a valuation of the Eligible Trustee's deferred compensation. The Fund intends that the Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986. The rights of an Eligible Trustee and the beneficiaries to the amounts held under the Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund. The Plan became effective May 23, 1996. There were no payments under the plan during the fiscal year ended September 30, 1997.

As of the fiscal year ended September 30, 1997, the Trustees and officers of the Fund owned, in the aggregate, less than 1% of the outstanding shares of the Fund. The aggregate compensation paid by the Fund to each of its Trustees is set forth below.





                                 Aggregate             Pension or Benefits
                             Compensation from          Accrued as Part of         Total Compensation
Name of Trustee                  the Fund#                Fund Expenses               from the Fund
---------------                  ---------                -------------               -------------
Thomas L. Bennett*                  -0-                        -0-                         -0-
Thomas P. Gerrity                 $57,000                    $64,942                     $57,000
Joseph P. Healey                  $57,000                    $30,173                     $57,000
Joseph J. Kearns                  $57,000                    $60,102                     $57,000
C. Oscar Morong, Jr.              $57,000                    $89,534                     $57,000
Vincent R. McLean                 $57,000                    $96,238                     $57,000

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

# Includes amounts deferred from quarterly meeting fees at the election of Trustees under the Deferred Compensation Plan.

## In addition, each Trustee has deferred his retainer of $12,000 under the Deferred Compensation Plan.

                               INVESTMENT ADVISER

Under an Investment Advisory Agreement ("Agreement") with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objectives and policies of the portfolio, manages the investment and reinvestment of the assets of the portfolio. In this regard, it is the responsibility of the Adviser to make investment decisions for the portfolio and to place the portfolio's purchase and sales orders for investment securities.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for the portfolio and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), the portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the portfolio's average daily net assets for the quarter:

                                                        Rate
                                                        ----
            NY Municipal Portfolio                     .375%

In cases where a shareholder of the portfolio has an investment counseling relationship with the Adviser, the Adviser may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the Fund. This procedure will be utilized with clients having contractual relationships based on total assets managed by Miller Anderson & Sherrerd, LLP to avoid situations where excess advisory fees might be paid to the Adviser. In no event will a client pay higher total advisory fees as a result of the client's investment in the Fund. In addition, the Adviser has voluntarily agreed to waive its advisory fees to the extent necessary, if any, to keep the Institutional Class Shares of the NY Municipal Portfolio's total annual operating expenses from exceeding .500% of its average daily net assets, respectively.

The Agreement continues for successive one year periods, only if each renewal is specifically approved by a vote of the Fund's Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act, as amended) of any such party in person at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the portfolio. If the holders of any portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to the portfolios which approved the Agreement, and to any portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by any portfolio without penalty, at any time, (1) by vote of the Board of Trustees or by vote of the outstanding voting securities of the portfolio (2) or sixty (60) days' written notice to the Adviser, or (3) by the Adviser upon ninety (90) days' written notice to the Fund.

The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to the portfolios, based on their relative net assets. The portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

                                 ADMINISTRATION

MAS also serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Chase Global Funds Services Company (formerly Mutual Fund Services Company, or MFSC), an affiliate of The Chase Manhattan Bank, serves as transfer agent and provides fund accounting and other services pursuant to a sub-administration agreement.

                              DISTRIBUTOR FOR FUND

MAS Fund Distribution, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, with its principal office at One Tower Bridge, West Conshohocken, Pennsylvania 19428, distributes the shares of the Fund. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board of Trustees, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

                                   CUSTODIANS

The Chase Manhattan Bank, New York, NY and Morgan Stanley Trust Company (NY), Brooklyn, NY serve as custodians for the Fund. The Custodians hold cash, securities, and other assets of the Fund as required by the 1940 Act. Morgan Stanley Trust Company is an affiliated person, as defined in the 1940 Act, of the Adviser and is compensated for its services as custodian on a per account basis, plus out of pocket expenses.

                             PORTFOLIO TRANSACTIONS

The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

Although the Adviser generally seeks competitive commission rates and dealer spreads, the portfolio will not necessarily pay the lowest available commission on brokerage transactions or markups on principal transactions. Transactions may involve specialized services on the part of the broker or dealer involved, and thereby justify higher commissions or markups than would be the case with other transactions requiring more routine services. In addition, the portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, pricing, and execution services provided by the broker effecting the transaction. The Adviser does not attempt to put a specific dollar value on the research services rendered or to allocate the relative costs or benefits of those services among its clients, believing that the research it receives will help the Adviser to fulfill its overall duty to its clients. The Adviser uses research services obtained in this manner for the benefit of all of its clients, though each particular research service may not be used to service each client. As a result, the Fund may pay brokerage commissions or markups that are used, in part, to purchase research services that are not used to benefit the Fund.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the portfolio or who act as agents in the purchase of shares of the portfolio for their clients.

Some securities considered for investment by each of the Fund's portfolios may also be appropriate for other clients serviced by the Adviser. The Adviser may place a combined order for two or more accounts or portfolios for the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price execution. Transactions involving commingled orders are allocated in a manner deemed to be equitable to each account or portfolio. Although it is recognized that, in some cases, joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Adviser and the Fund's Board of Trustees that combining such orders generally will be more advantageous to the Fund than effecting such transactions separately.

On May 31, 1997, Morgan Stanley Group Inc., then the indirect parent of the Adviser, merged with Dean Witter, Discover & Co. to form Morgan Stanley, Dean Witter, Discover & Co. As an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co., the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the "Affiliated Brokers"). The Adviser may, in the exercise of its discretion under its investment management agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers. The Fund paid $132,104 in brokerage commissions to affiliates for $75,128,827 worth of transactions for the fiscal year ended September 30, 1997.

                               GENERAL INFORMATION

Description of Shares and Voting Rights

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series ("portfolios") of shares. Currently the Fund is offering shares of twenty-eight portfolios.

The shares of the portfolios of the Fund are fully paid and non-assessable, except as set forth below, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the portfolios of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder of a class is entitled to one vote for each full class share held (and a fractional vote for each fractional class share held) of the shareholder's name on the books of the Fund. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares (such as a distribution plan or service agreement relating to that class), and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

The Fund will continue without limitation of time, provided however that:

1) Subject to the majority vote of shares of any portfolio of the Fund outstanding, the Trustees may sell or convert the assets of such portfolio to another investment company in exchange for shares of such investment company, and distribute such shares, ratably among the shareholders of such portfolio;

2) Subject to the majority vote of shares of any portfolio of the Fund outstanding, the Trustees may sell and convert into money the assets of such portfolio and distribute such assets ratably among the shareholders of such portfolio; and

3) Without the approval of the shareholders of any portfolio, unless otherwise required by law, the Trustees may combine the assets of any two or more portfolios into a single portfolio so long as such combination will not have a material adverse effect upon the shareholders of such portfolio.

Upon completion of the distribution of the remaining proceeds or the remaining assets of any portfolio as provided in paragraphs 1), 2), and 3) above, that portfolio shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties shall be canceled and discharged with regard to that portfolio.

Dividend and Distributions

The Fund's policy is to distribute substantially all of the portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains (see discussion under "Dividends, Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of the portfolio by an investor may have the effect of reducing the per share net asset value of the portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and capital gain distributions are automatically received in additional shares of the portfolio at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gain distribution is paid.

The portfolio is treated as a separate entity (and hence, as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by the portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another portfolio.

Shareholder and Trustee Liability

Under Pennsylvania law, shareholders of a trust such as the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Fund for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (subject only to the rights of creditors of the Fund) and would be subject to the liabilities related thereto. Pursuant to the 1940 Act, as amended, shareholders of any additional series or class of shares would normally have to approve the adoption of any advisory contract relating to such series or class and of any changes in the investment policies relating thereto.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

                             PERFORMANCE INFORMATION

The Fund may from time to time quote various performance figures to illustrate the past performance of the portfolio. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods for computing performance follows.

Total Return

The portfolio's average annual total return is determined by finding the average annual compounded rates of return over 1, 5, and 10 year periods (or, if shorter, the period since inception of the portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5, and 10 year period (or, if shorter, the period since inception of the portfolio) and the deduction of all applicable Fund expenses on an annual basis. When considering average total return figures for periods longer than one year, it is important to note that a portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. Average annual total return is calculated according to the following formula:

                                     P (1+T)n = EHV

Where:          P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
                ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated period

The portfolio may also calculate total return on an aggregate basis which reflects the cumulative percentage change in value over the measuring period. Aggregate total returns may be shown by means of schedules, charts or graphs and may include subtotals of the various components of total return (e.g. income dividends or returns for specific types of securities such as industry or country types). The formula for calculating aggregate total return can be expressed as follows:

                Aggregate Total Return =             [  (  ERV  )  -  1  ]
                                                    -------------------------
                                                             P

The portfolio may also calculate a total return gross of all expenses which reflects the cumulative percentage change in value over the measuring period prior to the deduction of all fund expenses. The formula for calculating the total return gross of all expenses can be expressed as follows:

Total Return Gross of all Expenses = ((ERV + E)/P) -1)

E = Fund expenses deducted from the ending redeemable value during the measuring period.

The portfolio may also calculate a total return which reflects the cumulative percentage change in value over the measuring period after the deduction of income taxes. The formula for calculating the total after tax return can be expressed as follows:

Total After Tax Return = (((((ERV-M)/P) x T) + (M/P)) -1)
M = Portion of ending redeemable value which was derived from tax exempt income. T = Applicable tax rate.

Yield

In addition to total return, the portfolio may quote performance in terms of a 30-day yield. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by the portfolio to maintain its books and records, therefore the advertised 30-day yield may not reflect the income paid to your own account or the yield reported in the portfolios's reports to shareholders. A portfolio may also advertise or quote a yield which is gross of expenses. The yield figures provided will be calculated according to a formula prescribed by the SEC and can be expressed as follows:

                       Yield  =  2  [ ( (a-b/cd) + 1) 6 - 1 ]

Where:
a =      dividends and interest earned during the period.
b =      expenses accrued for the period (net of reimbursements).
c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
d = the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market value of the debt obligations.

The performance of the portfolio, as well as the composite performance of all Fixed-Income portfolios and all

Equity portfolios, may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

                               COMPARATIVE INDICES

The portfolio may from time to time use one or more of the following unmanaged indices for performance comparison purposes:

Lehman Brothers 5-Year Municipal Bond Index

Lehman Brothers 5-Year Municipal Bond Index is a total return performance benchmark for the intermediate investment grade tax exempt bond market. the index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.

Lehman Brothers 10-Year Municipal

Lehman Brothers 10-Year Municipal Bond Index is a total return performance benchmark for the long term, investment grade tax exempt bond market. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years.

                 APPENDIX-DESCRIPTION OF SECURITIES AND RATINGS

I.  Description of Bond Ratings

Excerpts from Moody's Investors Service, Inc.'s Corporate Bond Ratings:

Aaa: judged to be the best quality; carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A: possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa: considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured; Ba: B: protection of interest and principal payments is questionable.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1,2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Corporate Bond Ratings:

AAA: highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA: also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree;

A: regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB: regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investments.

BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch Investors Services, Inc. Corporate Bond Ratings:

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "-,+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on the these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus(-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

Excerpts from Duff & Phelps Corporate Bond Ratings:

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time of economic conditions.

A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+,BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protections factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearage.

Description of Bond Ratings

Excerpts from Moody's Investors Service, Inc.'s Preferred Stock Ratings

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree an is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred of preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1,2 and 3 in each rating classification from "aa "through "b" in its preferred stock rating system. The modifier 1 indicated that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Preferred Stock Ratings

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations , although it is somewhat more susceptible to the adverse effect of the changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameter, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. Bb indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus(+) or Minus(-): The ratings from "AA" for "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch Investors Services, Inc. Preferred Stock Ratings:

AAA: Preferred stocks assigned this rating are the highest quality. Strong asset protection, conservative balance sheet ratios, and positive indications of continued protection of preferred dividend requirements are prerequisites for an "AAA" rating.

AA: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

A: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

BBB: Preferred or preference issues assigned this rating are reasonably safe but lack the protections of the "A" to "AAA" categories. Current results should be watched for possible of deterioration.

BB: Preferred or preference issues assigned this rating are considered speculative. The margin of protection is slim or subject to wide fluctuations. The loner-term financial capacities of the enterprises cannot be predicted with assurance.

B: Issues assigned this rating are considered highly speculative. While earnings should normally cover dividends, directors may reduce or omit payment due to unfavorable developments, inability to finance, or wide fluctuations in earnings.

CCC: Issues assigned this rating are extremely speculative and should be assessed on their prospects in a possible reorganization. Dividend payments may be in arrears with the status of the current dividend uncertain.

CC: Dividends are not currently being paid and may be in arrears. The outlook for future payments cannot be assured.

C: Dividends are not currently being paid and may be in arrears. Prospects for future payments are remote.

D: Issuer is in default on its debt obligations and has filed for reorganization or liquidation under the bankruptcy law.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "CCC", "CC", "C", and "D" categories.

                                    MAS FUNDS
                            PART C: OTHER INFORMATION
                         Post-Effective Amendment No. 48


Item 24.  Financial Statements and Exhibits:

     (a)  Part A - Not Applicable
          Part B - Not Applicable

     (b)  Additional Exhibits

          (1)          Amended and Restated Declaration of Trust as filed as Exhibit 1 of the initial Registration Statement, as filed on March 1, 1984.
          (1)(a)       Amendment No. 1 to Amended and Restated Declaration of Trust, dated
                       May 20, 1992 as filed as Exhibit 2 of Post-Effective Amendment No. 25, as filed on January 28, 1993.
          (1)(b)       Amended and Restated Declaration of Trust, dated November
                       18, 1993 as filed as Exhibit 1 of Post-Effective
                       Amendment No. 29, as filed on December 27, 1993.
          (1)(c)       Amended and Restated Agreement and Declaration of Trust
                       dated November 18, 1993, is incorporated by reference to
                       Exhibit 1 of Post- Effective Amendment No. 42, as filed
                       on July 15, 1996.
          (2)          By-Laws as filed as Exhibit 2 of the initial Registration Statement, as filed on March 1, 1984.
          (2)(a)       By-Laws as filed as to Exhibit 2 of Post-Effective Amendment No. 29, as filed on December 27, 1993.
          (2)(b)       Amended and Restated By-Laws dated November 21, 1996 are
                       incorporated by reference to Exhibit (2)(b) of
                       Post-Effective Amendment No. 43, as filed on January 29,
                       1997.
          (3)          Not Applicable.
          (4)          Specimen of Security for the Global Fixed Income
                       Portfolio and the Balanced Portfolio as filed as Exhibit
                       4 of Post-Effective Amendment No.
                       24 filed on October 30, 1992.
          (4)(a)       Specimen of Security for the Growth Portfolio as filed as
                       Exhibit 4 of Post-Effective Amendment No. 26 filed on
                       June 28, 1993.
          (5)          Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated July 1, 1988 as filed as Exhibit 5 of Post-Effective Amendment
                       No. 8.
          (5)(a)       Investment Advisory Agreement with Miller Anderson &
                       Sherrerd, LLP dated January 3, 1996 is incorporated by
                       reference to Exhibit (5)(a) of Post-Effective Amendment
                       No. 43, as filed January 29, 1997.

          (5)(b)       Investment Advisory Agreement with Miller Anderson &
                       Sherrerd, LLP dated May 31, 1997 is incorporated by
                       reference to Exhibit 5(b) of Post- Effective Amendment
                       No. 44, as filed on June 13, 1997.
          (6)          Distribution Agreement with MAS Fund Distribution, Inc. dated April 13,
                       1993 as filed as Exhibit 6 of Post-Effective Amendment No. 26, as filed on June 28, 1993.
          (6)(a)       Distribution Agreement with MAS Fund Distribution, Inc. dated January
                       3, 1996 is incorporated by reference to Exhibit (6)(a) of Post-Effective
                       Amendment No. 43, as filed January 29, 1997.
          (7)          Not Applicable.
          (8)          Custodian Agreement with State Street Bank & Trust Company as filed as Exhibit 8 of the initial Registration Statement, as filed on March 1,
                       1984.
          (8)(a)       Custodian Agreement with Morgan Stanley Trust Company
                       dated September 1, 1993 is incorporated by reference to
                       Exhibit 8(a) of Post-Effective Amendment No. 41 filed on
                       January 30, 1996.
          (8)(b)       Custodian Agreement with United States Trust Company of
                       New York dated July 22, 1994 is incorporated by reference
                       to Exhibit 8(b) of Post-Effective Amendment No. 41, as
                       filed on January 30, 1996.
          (8)(c)       Amendment dated January 3, 1996 between Morgan Stanley
                       Trust Company and MAS Funds is incorporated by reference
                       to Exhibit 8(c) of Post-Effective Amendment No. 41, as
                       filed on January 30, 1996.
          (8)(d)       Deferred Compensation for MAS Funds Board of Trustees, as
                       amended, is incorporated by reference to Exhibit (8)(c)
                       of Post-Effective Amendment No. 44, as filed on June 13,
                       1997.
          (8)(e)       Amendment dated July 22, 1994 to the Custody Agreement
                       between MAS Funds and United States Trust Company of New
                       York is incorporated by reference to Exhibit (8)(e) of
                       Post-Effective Amendment No. 46, as filed on January 29,
                       1998.
          (9)          Administration Agreement with The Vanguard Group dated September,
                       1984 as filed as Exhibit 9 of Pre-Effective Amendment No. 3, as filed on
                       August 27, 1984.
          (9)(a)       Administration Agreement with Miller Anderson & Sherrerd,
                       LLP dated November 18, 1993 as filed as Exhibit 9 of
                       Post-Effective Amendment No. 29, as filed on December 27,
                       1993.
          (9)(b)       Sub-Administration Agreement with United States Trust
                       Company of New York dated November 18, 1993 is
                       incorporated by reference to Exhibit (9)(b) of
                       Post-Effective Amendment No. 46, as filed on January 29,
                       1998.
          (9)(c)       Transfer Agency Agreement with United States Trust
                       Company of New York dated November 18, 1993, as amended
                       February 9, 1995 and

                       November 18, 1996, is incorporated by reference to
                       Exhibit (9)(c) of Post-Effective Amendment No. 46, as
                       filed on January 29, 1998.
          (9)(d)       Administration Agreement with Miller Anderson & Sherrerd,
                       LLP dated January 3, 1996 is incorporated by reference to
                       Post-Effective Amendment No. 43, as filed on January 29,
                       1997.
          (9)(e)       Investment Class Shareholder Service Agreement is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 41, as filed on January 30, 1996.
          (9)(f)       Investment Class Service Provider Agreement is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 40, as filed on December 1, 1995.
          (9)(g)       Amendment dated August, 1995 to the Transfer Agency and Fund Sub-
                       Administration Agreement between MAS Funds and United States Trust
                       Company, is filed herewith.
          (10)         Opinion and Consent of Counsel dated August 23, 1984 is
                       incorporated by reference to Exhibit (10) of
                       Post-Effective Amendment No. 46, as filed on January 29,
                       1998.
          (11)         Not Applicable.
          (12)         Not Applicable.
          (13)         Not Applicable.
          (14)         Not Applicable.
          (15)         Distribution Plan relating to Adviser Class Shares is
                       incorporated by reference to Exhibit 15 of Post-Effective
                       Amendment No. 41, as filed on January 30, 1996.
          (16)         Performance Quotation Computation is incorporated by
                       reference to Exhibit (16) of Post-Effective Amendment No.
                       46, as filed on January 29, 1998.
          (17)         Not Applicable.
          (18)         Rule 18f-3 Multiple Class Plan is incorporated by
                       reference to Exhibit 18 of Post-Effective Amendment No.
                       41, as filed on January 30, 1996.
          (24)         Powers of Attorney for  Joseph P. Healey, Joseph J. Kearns, John H.
                       Grady, Jr., Lorraine Truten, C. Oscar Morong, Jr., Thomas L. Bennett,
                       James D. Schmid,  Vincent R. McLean and Thomas P. Gerrity are
                       incorporated by reference to Exhibit (24) of Post-Effective Amendment
                       No. 46, as filed on January 29, 1998.

          (24)(a)      Power of Attorney for Michael Leary is incorporated by
                       reference to Exhibit (24)(a) of Post-Effective Amendment No.
                       47, as filed on February 13, 1998.


Item 25.  Persons Controlled by or under Common Control with Registrant

     Registrant is not controlled by or under common control with any person.

Item 26.  Number of Holders of Securities:

     As of December 31, 1997, the number of record holders of each class of securities of Registrant was as follows:

                                                                Number of
     Title of Class                                          Record Holders
     --------------                                          --------------

Institutional Class:
Advisory Foreign Fixed Income.......................................85
Advisory Mortgage...................................................82
Emerging Markets Value (formerly Emerging Markets)..................98
Equity.............................................................488
Growth...............................................................0
International Equity...............................................557
Mid Cap Growth.....................................................713
Mid Cap Value......................................................334
Small Cap Value....................................................386
Value.............................................................1089
Cash Reserves......................................................133
Domestic Fixed Income...............................................62
Fixed Income......................................................1013
Fixed Income II.....................................................50
Global Fixed Income.................................................48
High Yield.........................................................376
Intermediate Duration...............................................53
International Fixed Income..........................................50
Limited Duration...................................................194
Mortgage-Backed Securities..........................................20
Municipal...........................................................86
PA Municipal........................................................31

NY Municipal.........................................................0

Special Purpose Fixed Income.......................................243
Multi-Market Fixed Income............................................8
Balanced...........................................................110
Multi-Asset-Class..................................................111
Balanced Plus........................................................0

Investment Class:
Equity...........................................................6
Value...........................................................24
Fixed Income....................................................14
International Equity.............................................7
High Yield......................................................15
Mid Cap Value...................................................13
Domestic Fixed Income............................................0
Multi-Asset-Class................................................6
Balanced.........................................................3


Adviser Class:
Equity...........................................................0
International Equity.............................................0
Mid Cap Growth...................................................6
Mid Cap Value....................................................0
Value...........................................................17
Fixed Income....................................................13
High Yield.......................................................4
Balanced.........................................................7
Multi-Asset-Class................................................0

Item 27. Indemnification:

Reference is made to Article V of Registrant's By-Laws dated November 18, 1993, which is incorporated by reference. Registrant hereby also makes the undertaking consistent with rule 484 under the Securities Act of 1933, as amended.

The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, or whether by or in the right of the Trust, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of self-dealing, willful misconduct or recklessness. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

Item 28.  Business and Other Connections of Investment Adviser:

Miller Anderson & Sherrerd, LLP (the "Adviser") is a Pennsylvania limited liability partnership founded 1969. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.

The information required by this Item 28 with respect to each director, officer, or partner of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-10437).

Item 29.  Principal Underwriters:

     (a) MAS Fund Distribution, Inc. acts as sole distributor of the Registrant's shares.

     (b) The principal address for MAS Fund Distribution, Inc. and each partner and officer listed below is One Tower Bridge, West Conshohocken, PA 19428.


Name and Principal           Positions and                   Positions and
Business Address         Offices with Underwriter       Offices with Registrant
----------------         ------------------------       -----------------------
Marna Whittington            Chief Executive Officer          N/A
Lorraine Truten              President                        Vice President
Ronald R. Reese              Secretary & Treasurer            N/A
Paul A. Frick                Compliance Officer               N/A
Gary G. Schlarbaum           Director                         N/A
Thomas L. Bennett            Director                         Trustee

James D. Schmid      Director                       President
Marion Mitchell      Client Account Manager         Assistant Secretary

     (c) Not applicable

Item 30.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

          The Chase Manhattan Bank
          One Chase Manhattan Plaza
          New York, N.Y. 10081
          (records relating to its function as custodian)

          Morgan Stanley Trust Company
          1 Pierrepont Plaza
          Brooklyn, New York 11201
          (records relating to its function as custodian)


          Chase Global Funds Services
          73 Tremont Street
          Boston, MA 02108-3913
          (records relating to its functions as sub-administrator, transfer agent and dividend disbursing agent)

          Miller Anderson & Sherrerd, LLP
          One Tower Bridge
          West Conshohocken, Pennsylvania 19428
          (records relating to its function as investment adviser)

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings:

(a)  Not applicable

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(c) Registrant hereby undertakes to comply with the intent of the provisions of Section 16(c) of the Investment Company Act of 1940 in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of trustees and to assist in shareholder communications in such matters.

(d) Registrant hereby undertakes to file a post-effective amendment to its Registration Statement within four to six months of the effective date of Post-Effective Amendment No. 42 that contains financial statements for the Balanced Plus Portfolio which need not be audited.

(e) Registrant hereby undertakes to file a post-effective amendment to its Registration Statement within four to six months of the effective date of Post-Effective Amendment No. 45 that contains financial statements for the Multi-Market Fixed Income Portfolio which need not be audited.

(f) Registrant hereby undertakes to file a post-effective amendment to its Registration Statement within four to six months of the effective date of Post-Effective Amendment No. 47 that contains financial statements for the Value II Portfolio which need not be audited.


(g) Registrant hereby undertakes to file a post-effective amendment to its Registration Statement within four to six months of the effective date of Post-Effective Amendment No. 48 that contains financial statements for the NY Municipal Portfolio which need not be audited.

                                   Signatures


          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 48 to Registration Statement No. 2-89729 to be signed on its behalf by the undersigned, thereunto duly authorized in the District of Columbia on the 30th day of March 1998.


                                                     MAS FUNDS



                                                     By:         *
                                                     --------------------------
                                                     James D. Schmid, President




          Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.

        *                                                   Trustee                          March 30, 1998
-------------------------------------------
Thomas L. Bennett

        *                                                   Trustee                          March 30, 1998
-------------------------------------------
Thomas P. Gerrity

        *                                                   Trustee                          March 30, 1998
-------------------------------------------
Joseph P. Healey

        *                                                   Trustee                          March 30, 1998
-------------------------------------------
Joseph J. Kearns

        *                                                   Trustee                          March 30, 1998
-------------------------------------------
Vincent R. McLean

        *                                                   Trustee                          March 30, 1998
-------------------------------------------
C. Oscar Morong, Jr.

        *                                                   President                        March 30, 1998
-------------------------------------------
James D. Schmid

        *                                                   Chief Financial Officer          March 30, 1998
--------------------------------------------
Michael Leary


*By: /s/ John H. Grady, Jr.
     ---------------------------------------
       John H. Grady, Jr.
       Attorney-in-Fact




                                        EXHIBIT INDEX

Exhibit                                                                                                    Page
-------                                                                                                    ----
EX-99.B1              Amended and Restated Declaration of Trust as filed as Exhibit 1 of the initial Registration Statement, as filed on March 1, 1984.
EX-99.B1(a)           Amendment No. 1 to Amended and Restated Declaration of Trust,
                      dated May 20, 1992 as filed as Exhibit 2 of Post-Effective Amendment
                      No. 25, as filed on January 28, 1993.
EX-99.B1(b)           Amended and Restated Declaration of Trust, dated November
                      18, 1993 as filed as Exhibit 1 of Post-Effective Amendment
                      No. 29, as filed on December 27, 1993.
EX-99.B1(c)           Amended and Restated Agreement and Declaration of Trust
                      dated November 18, 1993, as corrected by the Trustees on
                      February 29, 1996, is incorporated by reference to Exhibit
                      1 of Post-Effective Amendment No. 42, as filed on July 15, 1996.
EX-99.B2              By-Laws as filed as Exhibit 2 of the initial Registration Statement, as filed on March 1, 1984.
EX-99.B2(a)           By-Laws as filed as Exhibit 2 of Post-Effective Amendment No. 29, as filed on December 27, 1993.
EX-99.B2(b)           Amended and Restated By-Laws dated November 21, 1996, are
                      incorporated by reference to Exhibit (2)(b) of
                      Post-Effective Amendment No. 43, as filed on January 29, 1997.
EX-99.B3              Not Applicable.
EX-99.B4              Specimen of Security for the Global Fixed Income Portfolio and the
                      Balanced Portfolio as filed as Exhibit 4 of Post-Effective Amendment
                      No. 24 filed on October 30, 1992.
EX-99.B4(a)           Specimen of Security for the Growth Portfolio as filed as Exhibit 4 of
                      Post-Effective Amendment No. 26 filed on June 28, 1993.
EX-99.B5              Investment Advisory Agreement with Miller Anderson &
                      Sherrerd, LLP dated July 1, 1988 as filed as Exhibit 5 of
                      Post-Effective Amendment No. 8.
EX-99.B5(a)           Investment Advisory Agreement with Miller Anderson &
                      Sherrerd, LLP dated January 3, 1996 is incorporated by
                      reference to Exhibit (5)(a) of Post-Effective Amendment
                      No. 43, as filed on January 29, 1997.
EX-99.B5(b)           Investment Advisory Agreement with Miller Anderson &
                      Sherrerd, LLP dated May 31, 1997 is incorporated by
                      reference to Exhibit 5(b) of Post-Effective Amendment No.
                      44, as filed on June 13, 1997.
EX-99.B6              Distribution Agreement with MAS Fund Distribution, Inc. dated April 13,
                      1993 as filed as Exhibit 6 of Post-Effective Amendment No. 26, as filed on June 28, 1993.
EX-99.B6(a)           Distribution Agreement with MAS Fund Distribution, Inc. dated January
                      3, 1996 is incorporated by reference to Exhibit (6)(a) of Post-Effective
                      Amendment No. 43, as filed on January 29, 1997.
EX-99.B7              Not Applicable.


EX-99.B8              Custodian Agreement with State Street Bank & Trust Company as filed as Exhibit 8 of the initial Registration
                      Statement, as filed on March 1, 1984.
EX-99.B8(a)           Custodian Agreement with Morgan Stanley Trust Company
                      dated September 1, 1993 is incorporated by reference to
                      Exhibit 8(a) of Post-Effective Amendment No. 41 filed on
                      January 30, 1996.
EX-99.B8(b)           Custodian Agreement with United States Trust Company of
                      New York dated July 22, 1994 is incorporated by reference
                      to Exhibit 8(b) of Post-Effective Amendment No. 41, as
                      filed on January 30, 1996.
EX-99.B8(c)           Amendment dated January 3, 1996 between Morgan Stanley
                      Trust Company and MAS Funds is incorporated by reference
                      to Exhibit 8(c) of Post-Effective Amendment No. 41, as
                      filed on January 30, 1996.
EX-99.B8(d)           Deferred Compensation Plan for MAS Funds Board of
                      Trustees, as amended, is incorporated by reference to
                      Exhibit 8(c) of Post-Effective Amendment No. 44, as filed
                      on June 13, 1997.
EX-99.B8(e)           Amendment dated July 22, 1994 to the Custody Agreement
                      between MAS Funds and United States Trust Company of New
                      York is incorporated by reference to Exhibit (8)(e) of
                      Post-Effective Amendment No. 46, as filed on January 29,
                      1998.
EX-99.B9              Administration Agreement with The Vanguard Group dated September,
                      1984 as filed as Exhibit 9 of Pre-Effective Amendment No. 3, as filed on August 27, 1984.
EX-99.B9(a)           Administration Agreement with Miller Anderson & Sherrerd,
                      LLP dated November 18, 1993 as filed as Exhibit 9 of
                      Post-Effective Amendment No. 29, as filed on December 27,
                      1993.
EX-99.B9(b)           Sub-Administration Agreement with United States Trust
                      Company of New York dated November 18, 1993 is
                      incorporated by reference to Exhibit (9)(b) of
                      Post-Effective Amendment No. 46, as filed on January 29,
                      1998.
EX-99.B9(c)           Transfer Agency Agreement with United States Trust Company of New York dated November 18, 1993 and amended February
                      9, 1995 and November 18, 1996 is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 46, as
                      filed on January 29, 1998.
EX-99.B9(d)           Administration Agreement with Miller Anderson & Sherrerd,
                      LLP is dated January 3, 1996 is incorporated by reference
                      to Post-Effective Amendment No. 43, as filed on January
                      29, 1997.
EX-99.B9(e)           Investment Class Shareholder Service Agreement is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 41, as filed on January 30, 1996.
EX-99.B9(f)           Investment Class Service Provider Agreement is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 40, as filed on December 1, 1995.
EX-99.B9(g)           Amendment dated August, 1995 to the Transfer Agency and
                      Fund Sub-Administration Agreements between MAS Funds and
                      United States Trust Company is incorporated by reference
                      to Exhibit (9)(g) of Post-Effective Amendment No. 46, as
                      filed on January 29, 1998.

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

EX-99.B10             Opinion and Consent of Counsel dated August 23, 1984 is
                      incorporated by reference to Exhibit 10 of Post-Effective
                      Amendment No. 46, as filed on January 29, 1998.
EX-99.B11             Not Applicable.
EX-99.B12             Not Applicable.
EX-99.B13             Not Applicable.
EX-99.B14             Not Applicable.
EX-99.B15             Distribution Plan relating to Adviser Class Shares is
                      incorporated by reference to Exhibit 15 of Post-Effective
                      Amendment No. 41, as filed on January 30, 1996.
EX-99.B16             Performance Quotation Computation is incorporated by reference to
                      Exhibit 15 of Post-Effective Amendment No. 46, as filed on January 29,
                      1998.
EX-99.B18             Rule 18f-3 Multiple Class Plan is incorporated by
                      reference to Exhibit 18 of Post-Effective Amendment No.
                      41, as filed on January 30, 1996.
EX-99.B24             Powers of Attorney for Joseph P. Healey, Joseph J. Kearns, John H.
                      Grady, Jr., Lorraine Truten, C. Oscar Morong, Jr., Thomas L. Bennett,
                      James D. Schmid, Vincent R. McLean and Thomas P. Gerrity are
                      incorporated by reference to Exhibit 24 of Post-Effective Amendment
                      No. 46, as filed on January 29, 1998.


EX-99.B24(a)          Power of Attorney for Michael Leary is incorporated by
                      reference to Exhibit 24(a) of Post-Effective Amendment
                      No. 47, as filed on February 13, 1998.